Prospectus

September 25, 2025

ARK ETF Trust DIET ARKK Buffer ETFs

ETF	Cboe BZX Exchange, Inc. Ticker Symbol
ARK DIET Q1 Buffer ETF	ARKD
ARK DIET Q2 Buffer ETF	ARKI
ARK DIET Q3 Buffer ETF	ARKE
ARK DIET Q4 Buffer ETF	ARKT

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE ARK DIET Q1 BUFFER ETF (THE “FUND”) HAS CHARACTERISTICS UNLIKE TRADITIONAL INVESTMENT PRODUCTS. THE FUND IS NOT SUITABLE FOR ALL INVESTORS. YOU MUST CAREFULLY READ THE PROSPECTUS BEFORE DETERMINING WHETHER THE FUND MAY BE A SUITABLE INVESTMENT FOR YOU.

•      The Fund seeks to achieve capital appreciation with a measure of downside protection, for a specified Outcome Period (as described below), that corresponds generally, before fees and expenses, to the share price return of the ARK Innovation ETF (ARKK) (the “Underlying ETF”) above a predefined 5% hurdle rate (the “Hurdle” and the “upside participation”) while providing a measure of protection against potential losses over the Outcome Period so that investors participate in 50% of any decline in the share price of the Underlying ETF measured from its value at the beginning of each Outcome Period (the “downside participation offset”). Although the Fund seeks to implement a targeted outcome strategy as described below, there is no guarantee that the Fund will successfully achieve its investment objective or any targeted outcomes. An investor may lose some or all of their investment in the Fund.

•      The Fund’s Outcome Period* is the 12-month period from January 1 to December 31.

•      Delta-One Exposure:    The Fund invests substantially all of its assets in the Underlying ETF, creating a delta-one position (meaning that the price of the Fund’s shares moves one-for-one with the share price of the Underlying ETF) that provides full, unhedged exposure to the Underlying ETF throughout the Outcome Period.

•      Call Write to Fund Options Budget:    On the trading day prior to the start of an Outcome Period (an “Initial Investment Day”), the Fund writes (sells) at-the-money call options on the Underlying ETF, with a notional value equal to 100% of the Fund’s NAV. This written call position caps direct participation in the Underlying ETF’s upside through share ownership at 100% of its starting value and generates the option premium budget used to construct the Fund’s payoff structure.

•      Downside Participation Offset:    The Fund uses part of the call premium to create the downside participation offset by purchasing at-the-money put options on the Underlying ETF with a notional value equal to 50% of the Fund’s NAV. This put position offsets half of the Fund’s delta-one exposure to the Underlying ETF’s downside, resulting in a 50% net downside participation over the Outcome Period. In other words, for every 2% decline in the Underlying ETF, the net asset value of the Fund is expected to decline by approximately 1%. The strategy reduces downside exposure by half relative to the Underlying ETF. There is no guarantee the Fund will successfully offset against losses of the Underlying ETF. The downside participation offset is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period. The downside participation offset is discussed in further detail below and in the Prospectus.

•      Hurdle and Participation Rate:    The Fund uses the remaining premium to establish the Hurdle and upside participation rate by purchasing out-of-the-money call options on the Underlying ETF with strike prices equal to 105% of the Underlying ETF’s share price at the beginning of the Outcome Period. This creates a zero payoff region between 100% and 105%, meaning the net asset value of the Fund will not increase until the Underlying ETF’s share price exceeds 105% of the Underlying ETF’s share price at the beginning of the Outcome Period plus the Fund’s fees and expenses, and allows the Fund to provide maximum upside participation above the Hurdle through the long calls, subject to the size of the notional coverage. The participation rate is determined prior to each Outcome Period by the Sub-Adviser.

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*     The start and end dates of an Outcome Period may be adjusted if they fall on a Saturday, Sunday or holiday.

•      The Hurdle, participation rate and downside participation offset are established prior to taking into account the fees and expenses reflected in the Fund’s “Fund Fees and Expenses” Table (included in the Prospectus) annualized over each Outcome Period. Accordingly, the performance of the Fund over an Outcome Period will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. This means that the Fund’s NAV will only increase to the extent that the Fund’s participation in the Underlying ETF’s share price increase beyond the 5% Hurdle exceeds the Fund’s fees and expenses. This also means that the Fund’s returns will be further reduced by the Fund’s fees and expenses when the share price of the Underlying ETF declines. The Fund will receive any dividends paid by the Underlying ETF with respect to the shares in the Underlying ETF held by the Fund.

•      The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if you purchase shares of the Fund by the first day of an Outcome Period and hold them continuously through the last day of the Outcome Period. The outcomes sought by the Fund are based upon the Fund’s NAV on the business day immediately prior to the first day of an Outcome Period. An investor that purchases shares of the Fund after the commencement of an Outcome Period will likely experience investment outcomes very different from those sought by the Fund over the entire Outcome Period. Conversely, an investor that sells shares of the Fund prior to the end of an Outcome Period will likely also experience investment outcomes very different from those sought by the Fund over the entire outcome period.

•      Please note in particular:

•      An investor purchasing shares after the Fund has increased in value during an Outcome Period would not benefit from the downside participation offset until the Fund’s NAV has decreased to its NAV at the commencement of the Outcome Period.

•      Because the downside participation offset is designed to be in effect only at the end of an Outcome Period, an investor who sells Fund shares before the end of an Outcome Period may not experience the full effect of the downside participation offset. There is no guarantee that the Fund will be successful in its attempt to provide the targeted outcomes.

•      Targeted outcomes are based on NAV but individual shares of the Fund can only be purchased and sold in secondary market transactions at market price.

•      After the conclusion of an Outcome Period, another 12-month Outcome Period will begin.

•      On or about the commencement of an Outcome Period, the Fund will supplement this prospectus and publish on its website (https://www.ark-funds.com) the Fund’s participation rate for the next Outcome Period. Investors considering an investment in the Fund must visit the website for the latest information.

The Fund’s website (https://www.ark-funds.com) provides important information about the Fund on a daily basis, including information about the effect of the downside participation offset and Hurdle for the Outcome Period, the then-current Outcome Period, the then-current Outcome Period’s start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund for the Outcome Period. Investors considering an investment in the Fund must visit the website for the latest information.

INVESTOR SUITABILITY

You should consider this investment only if all of the following factors apply to you:

•      you fully understand the risks inherent in an investment in the Fund and acknowledge that there is no guarantee that the Fund will successfully achieve its investment objective or any targeted outcomes;

•      you seek protection against approximately half (50%) of the losses of the Underlying ETF for an investment in the Fund held for the duration of an entire Outcome Period and understand that there is no guarantee that the Fund will be successful in its attempt to provide protection through the downside participation offset;

•      you are willing to be exposed to approximately half (50%) of the losses of the Underlying ETF (before the deduction of Fund fees and expenses);

•      you desire to invest in a product with a return that depends primarily upon the performance of the Underlying ETF over successive 12-month Outcome Periods;

•      you are willing to hold shares for the duration of an entire Outcome Period in order to achieve the targeted outcomes that the Fund seeks to provide and you are willing to accept the risk that, if you choose to sell Fund shares during an Outcome Period, you will likely receive a very different return based on the Fund’s value at the time of your sale;

•      you fully understand that purchases or sales of Fund shares made during an Outcome Period may not fully benefit from the downside participation offset;

•      you understand that the Fund’s investment strategies are not expected to result in payment of dividends by the Fund to you;

•      you are willing to accept the risk of losing your entire investment; and

•      you have visited the Fund’s website and understand the targeted outcomes based upon the time of your purchase.

SUMMARY INFORMATION

ARK DIET Q1 Buffer ETF (ARKD)

Investment Objective

The ARK DIET Q1 Buffer ETF’s (“Fund”) investment objective is capital appreciation with a measure of downside protection.

Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries on their purchases and sales of Shares, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.69%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)(b)	0.00%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses(b)	1.44%
Fee Waiver(c)	0.55%
Total Annual Fund Operating Expenses After Fee Waiver	0.89%

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(a)     Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

(b)       Other Expenses, Acquired Fund Fees and Expenses and Total Annual Fund Operating Expenses are based on estimated expenses for the current fiscal year.

(c)     The Adviser has voluntarily agreed to waive a portion of its management fee payable by the Fund in an amount equal to the investment advisory fee portion of the management fee it earns as an investment adviser to the affiliated fund(s)  in which the Fund invests. The fee waiver arrangement will continue for at least one year from the date of this Prospectus and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Year	Expenses
1	$ 91
3	$401

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. This Fund is newly offered. Therefore, it does not have a turnover rate to report for the most recent fiscal year.

Principal Investment Strategies

The ARK DIET Q1 Buffer ETF (the “Fund”) is an actively-managed exchange-traded fund (“ETF”) that, for rolling 12-month periods from January 1 to December 31 (each, an “Outcome Period”) seeks to provide investors with a defined risk-return profile, before fees and expenses. Specifically, the Fund is structured to provide, before fees and expenses, 50% downside participation in the share price of the ARK Innovation ETF (the “Underlying ETF”), measured from its value at the beginning of each Outcome Period (the “downside participation offset”). In other words, the strategy reduces downside exposure by half relative to the Underlying ETF. At the same time, the Fund is structured to provide maximum participation in the share price return of the Underlying ETF above a predefined 5% hurdle rate (the “Hurdle” and the “upside participation”). The Hurdle is defined as 105% of the Underlying ETF’s share price at the beginning of each Outcome Period, and corresponds to the strike price of the long out-of-the-money call options purchased by the Fund to capture the upside performance beyond that threshold. The rate of the Fund’s participation in the upside share price return of the Underlying ETF (“participation rate”) after the Hurdle is established based on the notional coverage achievable with the remaining amount of option premium budget after the Fund constructs the Hurdle and the downside participation offset.

The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. If an investor purchases or sells shares during the Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve.

The Hurdle, participation rate and downside participation offset are established prior to taking into account the Fund’s fees and expenses reflected in the “Fund Fees and Expenses” Table annualized over each Outcome Period. Accordingly, the Fund’s returns will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. This means that the Fund’s NAV will only increase to the extent that the Fund’s participation in the Underlying ETF’s share price increase beyond the 5% Hurdle exceeds the Fund’s fees and expenses. This also means that the Fund’s returns will be further reduced by the Fund’s fees and expenses when the share price of the Underlying ETF declines. The Fund will receive any dividends paid by the Underlying ETF with respect to the shares in the Underlying ETF held by the Fund.

On or about the commencement of an Outcome Period, the Fund will supplement this prospectus and publish on its website (https://www.ark-funds.com) the Fund’s participation rate for the next Outcome Period. Investors considering an investment in the Fund must visit the website for the latest information.

Use of Options

To pursue this objective, the Fund employs a structured options strategy:

1.   Delta-One Exposure:    The Fund invests substantially all of its assets in the Underlying ETF, creating a delta-one position (meaning that the price of the Fund’s shares moves one-for-one with the share price of the Underlying ETF) that provides full, unhedged exposure to the Underlying ETF throughout the Outcome Period; and,

2.   Call Write to Fund Options Budget:    On the trading day prior to the start of an Outcome Period (an “Initial Investment Day”), the Fund writes (sells) at-the-money call options on the Underlying ETF, with a notional value equal to 100% of the Fund’s NAV. This written call position caps direct participation in the Underlying ETF’s upside at 100% of its starting value and generates the option premium budget used to construct the Fund’s payoff structure; and,

3.   Use of Option Premiums:

a.   Downside Participation Offset:    The Fund uses part of the call premium to create the downside participation offset by purchasing at-the-money put options on the Underlying ETF with a notional value equal to 50% of the Fund’s NAV. This put position offsets half of the Fund’s delta-one exposure to the Underlying ETF’s downside, resulting in a 50% net downside participation over the Outcome Period. In other words, for every 2% decline in the Underlying ETF, the net asset value of the Fund is expected to decline by approximately 1%; and,

b.   Hurdle and Participation Rate:    The Fund uses the remaining premium to establish the Hurdle and upside participation rate by purchasing out-of-the-money call options on the Underlying ETF with strike prices equal to 105% of the Underlying ETF’s share price at the beginning of the Outcome Period. This creates a zero payoff region between 100% and 105%, meaning the net asset value of the Fund will not increase until the Underlying ETF’s share price exceeds 105% of the Underlying ETF’s share price at the beginning of the Outcome Period plus the Fund’s fees and expenses, and allows the Fund to provide maximum upside participation above the Hurdle through the long calls, subject to the size of the notional coverage. The participation rate is determined prior to each Outcome Period by the Sub-Adviser.

Participation Rate Above the Hurdle

The Fund’s long out-of-the-money call options provide the right to purchase shares of the Underlying ETF at the Hurdle. To the extent the Underlying ETF’s share price exceeds the Hurdle at the end of the Outcome Period, the Fund is expected to realize those excess returns, before fees and expenses, through the cash settlement of these call options. The level of upside participation rate will reflect the notional exposure of the Fund’s long out-of-the-money call options, which is expected to provide meaningful but less than one-for-one participation in gains above the Hurdle. Actual participation may vary depending on market conditions and option pricing and will be based on the notional coverage achievable with the remaining amount of option premium budget after the Fund constructs the downside participation offset.

Because the Fund’s strategy relies on options, its performance, even when the Underlying ETF’s share price gains significantly, may underperform a direct investment in the Underlying ETF. This is particularly true when the costs associated with purchasing long call options are high. As such, the Fund’s correlation to the Underlying ETF’s returns above the Hurdle is expected to be lower than a direct investment and could, in some environments, be substantially less.

Options Sourcing and Execution

The Fund will invest in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customizable option contracts listed on and available through the Chicago Board Option Exchange (“Cboe”) and guaranteed for settlement by the Options Clearing Corporation (“OCC”). These options allow customization of key terms such as strike price, exercise style, and expiration date, while offering transparent, competitive pricing through auction markets. Importantly, FLEX options eliminate the counterparty risk associated with over-the-counter (“OTC”) derivatives by benefiting from OCC clearing.

The Fund will invest in European-style FLEX Options, which can only be exercised at expiration. These options will be based on the performance of the Underlying ETF and are designed to expire on the last day of the Outcome Period. In general, the Fund intends to maximize its use of FLEX Options, as they provide an optimal blend of OCC guarantees, customization, price discovery, expiration-style consistency — all of which align well with the Fund’s outcome-seeking strategy. However, the Fund may use standardized listed options when the Sub-Adviser believes doing so offers beneficial market exposure or enhanced portfolio efficiency.

“DIET” in the Fund’s name stands for “defined innovation exposure term.”

Strategy of the Underlying ETF

The Underlying ETF is an actively-managed ETF that will invest under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the Underlying ETF’s investment theme of disruptive innovation. The Adviser defines “disruptive innovation” as the introduction of a technologically enabled new product or service that potentially changes the way the world works. The Adviser believes that companies relevant to this theme are those that rely on or benefit from the development of new products or services, technological improvements and advancements in scientific research relating to the areas of genomics; innovation in automation and manufacturing, transportation, energy, artificial intelligence and materials; the increased use of shared technology, infrastructure and services; and technologies that make financial services more efficient. The Underlying ETF is classified as a “non-diversified” investment company under the Investment Company Act of 1940, which means that it may invest a high percentage of its assets in a limited number of issuers.

Illustration: Potential Scenarios (Before and after Fund Fee and Expense Deductions)

The following chart illustrates the hypothetical returns that the Fund seeks to provide where an investor purchases shares of the Fund by the first day of an Outcome Period and holds those shares for the entire Outcome Period, assuming a participation rate of 70%. The returns shown in the chart are based on a hypothetical Hurdle and downside participation offset and hypothetical performance of the Underlying ETF in certain illustrative scenarios. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective or provide any targeted outcome.

The above chart is not intended to predict or project the performance of the Fund’s options, the Underlying ETF or the Fund. The actual performance of the Underlying ETF may be lower than the hypothetical performance shown in the above table. Investors should not take this information as an assurance of the expected performance of the Fund’s options, the Underlying ETF or the Fund. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period. Please contact your financial intermediary for more information.

Principal Risks

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Authorized Participants Concentration Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”) on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value (“NAV”).

Clearing Member Default Risk.    Transactions in certain options such as FLEX Options and listed options are required to be centrally cleared (“cleared options”). In a transaction involving cleared options, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared options through accounts at clearing members. In cleared options positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Margin requirements are set by the OCC and the Fund’s clearing member and generally may be increased at any time. Margin requirements could increase significantly during periods of volatility or market disruptions, and the Fund may be forced to sell assets at a disadvantageous time or price to meet such margin calls, which could negatively impact the Fund’s performance. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Communications Sector Risk.  The Underlying ETF will be more affected by the performance of the communications sector than a fund with less exposure to such sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Risk.    The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Currency Risk.    Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to other currencies will adversely affect the value of the Fund’s investments denominated in those other currencies.

Cyber Security Risk.    As the use of internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events from external or internal sources that may cause the Fund to lose proprietary information, suffer data corruption, lose operational capacity, or result in unauthorized access to confidential information. Such events could prevent the Fund from engaging in normal business activities and cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve, among other things, unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, ransomware attacks that impair the Fund’s ability to access its data or systems until a ransom is paid, or denial-of-service attacks that make network services unavailable to intended users. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. In addition, cyber security breaches of the Fund’s third-party service providers, such as its adviser, administrator, transfer agent or custodian, the Fund’s trading counterparties, and issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Cyber security breaches experienced by an issuer in which the Fund invests can also impact the value of the Fund’s investment in that issuer. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of its third-party service providers, trading counterparties, or issuers.

Depositary Receipts Risk.    Depositary receipts generally involve similar risks to those associated with investments in foreign securities. Depositary receipts are securities that are typically issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign securities. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Underlying ETF and may negatively impact the Underlying ETF’s performance.

Derivatives Risk.    Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These include credit risk, liquidity risk, management risk and leverage risk. Derivative products are highly specialized instruments that require an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund’s investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly. The failure of another party to a derivative to comply with the terms may cause the Fund to incur a loss. The credit risk for exchange-traded or centrally cleared derivatives is generally less than for privately negotiated derivatives through the interposition of a clearinghouse to the exchange-traded or centrally-cleared derivative trade, which provides a guarantee of performance. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

Disruptive Innovation Risk.    Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Underlying ETF may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

Emerging Market Securities Risk.    Investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Underlying ETF is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

Equity Securities Risk.    The value of the equity securities the Underlying ETF holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Underlying ETF holds participate or factors relating to specific companies in which the Underlying ETF invests. These can include stock movements, purchases or sales of securities by the Underlying ETF, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Underlying ETF’s equity investments.

•     Special Purpose Acquisition Companies (SPACs).    The Underlying ETF may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities.

Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

Expenses Risk.    You may invest in the Underlying ETF directly. By investing in the Underlying ETF indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying ETF (including operating costs and investment management fees), but also expenses of the Fund.

Financial Technology Risk.    Companies that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. Fintech Innovation Companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Laws generally vary by country, creating some challenges to achieving scale. A Fintech Innovation Company may not currently derive any revenue, and there is no assurance that such company will derive any revenue from innovative technologies in the future. Additionally, Fintech Innovation Companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks, increased regulatory oversight and disruptions in the technology they depend on.

FLEX Options Risk.    The Fund utilizes FLEX Options guaranteed for settlement by the OCC, and it bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices (and may have to pay a premium or accept a discounted price). The Fund may experience substantial downside from certain FLEX Option positions, and FLEX Option positions may expire worthless. The value of the FLEX Options will be affected by, among other things, changes in the value of the Underlying ETF, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time until the FLEX Options expire. The value of FLEX Options does not increase or decrease at the same rate as the level of the Underlying ETF (although they generally move in the same direction). Due to the cost of the options used by the Fund and other Fund fees and expenses, the correlation of the Fund’s performance to that of the Underlying ETF is expected to be less than if the Fund solely invested directly in the Underlying ETF (i.e., without using options), and could be substantially less.

Foreign Securities Risk.  The Underlying ETF’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market. For instance, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and any other governments may result in losses. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Underlying ETF from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Underlying ETF’s liquidity and performance. The Underlying ETF normally will not hedge any foreign currency exposure.

Future Expected Genomic Business Risk.    The Adviser may invest some of the Underlying ETF’s assets in Genomics Revolution Companies that do not currently derive a substantial portion of their current revenues from genomic-focused businesses and there is no assurance that any company will do so in the future, which may adversely affect the ability of the Underlying ETF to achieve its investment objective.

Health Care Sector Risk.    The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are: (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability; (ii) subject to extensive litigation based on product liability and similar claims; and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals.

The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. In addition, issuers in the health care sector include issuers having their principal activities in the biotechnology industry, medical laboratories and research, drug laboratories and research and drug manufacturers, which have the additional risks described below.

•      Biotechnology Company Risk.    A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the U.S. Food and Drug Administration, the U.S. Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

•      Pharmaceutical Company Risk.    Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Information Technology Sector Risk.  The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

•      Internet Company Risk.    Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.

•      Semiconductor Company Risk.    Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

•      Software Industry Risk.    The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

International Closed-Market Trading Risk.  Because certain of the Underlying ETF’s underlying securities trade on an exchange that is closed when the securities exchange on which Underlying ETF shares list and trade is open, there are likely to be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), likely resulting in premiums or discounts to NAV that may be greater than those experienced by ETFs that do not invest in foreign securities.

Investments in Affiliated Underlying Funds.  The investments of the Fund will be concentrated in the Underlying ETF subject to limitations and/or conditions prescribed by the Investment Company Act. The Investment Adviser is compensated by the Fund and the Underlying ETF for advisory services provided. The portfolio managers may also be subject to conflicts of interest in allocating

Fund assets to the Underlying ETF because the Fund’s portfolio management team may also manage the Underlying ETF. The Trustees and officers of ARK ETF Trust (the “Trust”) may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying ETF, for which the Adviser serves as investment adviser. In addition, the Investment Adviser’s authority to allocate investments among affiliated and unaffiliated investment companies creates conflicts of interest. For example, investing in affiliated investment companies could cause the Fund to incur higher fees and may cause the Investment Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or affiliated investment companies.

Investment Objective and Outcomes Risk.    There is no guarantee that the Fund will succeed in its attempt to achieve its investment objective and/or its strategy to limit the Fund’s exposure to losses in the Underlying ETF’s share price to no more than 50% of the Fund’s NAV during the Outcome Period. An investor could lose some or all of their investment in the Fund. Circumstances under which the Fund might not achieve its objective and/or its strategy to limit the Fund’s exposure to losses in the Underlying ETF’s share price to no more than 50% of the Fund’s NAV during the Outcome Period include, but are not limited to: (i) if the Fund disposes of FLEX Options; (ii) if the Fund is unable to maintain the intended proportional relationship based on the number of FLEX Options in the Fund’s portfolio; (iii) significant accrual of Fund expenses in connection with effecting the Fund’s investment strategy; (iv) losses resulting from the Fund’s investment strategy; or (v) adverse tax law changes affecting the treatment of FLEX Options.

Issuer Risk.    Because the Underlying ETF may invest in a limited number of issuers, it is subject to the risk that the value of the Underlying ETF’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer’s goods or services.

Large-Capitalization Companies Risk.  Large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.

Leverage Risk.    To the extent that the Fund borrows money it may be leveraged. Additionally, certain transactions in which the Fund is permitted to engage may present leverage risk. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities. Leveraging may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leveraging, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

Limited Loss Risk.    The Fund’s strategy reduces downside exposure by half relative to the Underlying ETF. There is no guarantee that the Fund will be successful in its strategy to limit the Fund’s exposure to losses in the Underlying ETF’s share price to no more than 50% of the Fund’s NAV during the Outcome Period. In the event an investor purchases shares after the commencement of the Outcome Period or redeems shares prior to the end of the Outcome Period, the investor may not fully participate in the share price gains of the Underlying ETF beyond the Hurdle to which the Fund seeks to provide exposure. The Fund does not provide principal protection and an investor may incur significant losses on their investment, including the potential loss of their entire investment.

Liquidity Risk.  The Fund may invest in securities or instruments that trade in lower volumes and may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Also, the Fund may make investments that are illiquid. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s value. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders (including seed investors) may have a negative impact on the Fund’s liquidity. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV.

Liquidity Risk — Listed Options.    There is no guarantee that a liquid secondary trading market will exist for the listed options, including FLEX Options, in which the Fund may invest. The trading in such listed options may be less deep and liquid than the market for certain other exchange traded option contracts. In a less liquid market for the listed options terminating the listed options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of listed options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its listed option positions. A less liquid trading market may adversely impact the value of the listed options and the value of your investment.

Management Risk.    As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser or Sub-Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser or Sub-Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

Margin Requirements Risk.    The Fund’s positions in listed options, including FLEX Options, on the Underlying ETF are subject to initial and maintenance margin requirements that will require the Fund to pledge assets to collateralize the Fund’s exposure under the options. Margin requirements may increase based on various market conditions, including the volatility or market price of the options or the Underlying ETF. If margin requirements increase, the Fund may be required to sell its investments to meet its margin posting obligations.

Market Risk.    The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments, and those of the Underlying ETF, may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics.

For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Fund and/or the Underlying ETF invests. The effects of such pandemics to public health and business and market conditions, including exchange trading suspensions and closures may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to a pandemic that affect the instruments in which the Fund invests and the Underlying ETF in ways that could have a significant negative impact on the Fund’s investment performance.

Market Trading Risk.    The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for Shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in Shares trading at a significant premium or discount to their NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively.

Micro-Capitalization Companies Risk.  Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

New Fund Risk.    There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable.

Next Generation Internet Companies Risk.    The risks described below apply, in particular, to the Underlying ETF’s investment in Next Generation Internet Companies.

•      Internet Information Provider Company Risk.    Internet information provider companies provide Internet navigation services and reference guide information and publish, provide or present proprietary advertising and/or third party content. Such companies often derive a large portion of their revenues from advertising, and a reduction in spending by or loss of advertisers could seriously harm their business. This business is rapidly evolving and intensely competitive, and is subject to changing technologies, shifting user needs, and frequent introductions of new products and services. The research and development of new, technologically advanced products is a complex and uncertain process requiring high levels of innovation and investment, as well as the accurate anticipation of technology, market trends and consumer needs. The number of people who access the Internet is increasing dramatically and a failure to attract and retain a substantial number of such users to a company’s products and services or to develop products and technologies that are more compatible with alternative devices, could adversely affect operating results. Concerns regarding a company’s products, services or processes that may compromise the privacy of users or other privacy related matters, even if unfounded, could damage a company’s reputation and adversely affect operating results.

•      Catalog and Mail Order House Company Risk.    Catalog and mail order house companies may be exposed to significant inventory risks that may adversely affect operating results due to, among other factors: seasonality, new product launches, rapid changes in product cycles and pricing, defective merchandise, changes in consumer demand and consumer spending patterns, or changes in consumer tastes with respect to products. Demand for products can change significantly between the time inventory or components are ordered and the date of sale. The acquisition of certain types of inventory or components may require significant lead-time and prepayment and they may not be returnable. Failure to adequately predict customer demand or otherwise optimize and operate distribution centers could result in excess or insufficient inventory or distribution capacity, result in increased costs, impairment charges, or both. The business of catalog and mail order house companies can be highly seasonal and failure to stock or restock popular products in sufficient amounts during high demand periods could significantly affect revenue and future growth. Increased website traffic during peak periods could cause system interruptions which may reduce the volume of goods sold and the attractiveness of a company’s products and services.

Non-Diversified Risk.  The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk.    The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties (including the advisers, managers, administrators and other service providers to the Underlying ETF) and failed or inadequate processes and technology or system failures, including those relating to the Underlying ETF. Additionally, the success of the Fund will depend in part upon the skill and expertise of certain personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

Option Writing Risk.    The Fund invests in options that derive their performance from the performance of the Underlying ETF. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the Underlying ETF, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the Underlying ETF. This means that if the Underlying ETF experiences gains for an Outcome Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the Underlying ETF and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of the Underlying ETF or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.

Other Investment Companies Risk.    In addition to investing in options, the Fund invests in the Underlying ETF, which is another investment company. Accordingly, shareholders will bear both their proportionate share of Fund expenses and, indirectly, the expenses of the Underlying ETF. Furthermore, the Fund is exposed to the risks to which the Underlying ETF may be subject.

Outcome Period Risk.  The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. In addition, the participation rate may change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods, although the Hurdle strike price is set at 5% over the Underlying ETF’s share price at the beginning of each Outcome Period. This means that the net asset value of the Fund will not increase until the Underlying ETF’s share price exceeds 105% of the Underlying ETF’s share price at the beginning of the Outcome Period plus the Fund’s fees and expenses and when the share price of the Underlying ETF declines the Fund’s returns will be further reduced by the Fund’s fees and expenses. The Hurdle and downside participation offset are established prior to taking into account the Fund’s fees and expenses reflected in the “Fund Fees and Expenses” Table annualized over each Outcome Period. Accordingly, the Fund’s returns will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. As a result, the performance of the Fund over an Outcome period will be reduced by these fees and expenses. If an investor purchases shares after the Outcome Period starts or sell their shares before the Outcome Period ends, they may receive a very different return based on the Fund’s current value. Investors purchasing shares of the Fund after the Outcome Period begins can see their expected Outcome until the end of the period by visiting the https://www.ark-funds.com.

Position Limits Risk.    The options exchanges have established limits on the maximum number of puts and calls covering the same underlying security that may be held or written by a single investor or group of investors acting in concert or under common control (regardless of whether the options are purchased or written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). These are referred to as “position limits.” The position limit applicable to a particular option class is determined by the options exchange based on the number of shares outstanding and trading volume of the security underlying the option. The rules of the options markets generally limit the maximum number of options on the same side of the market (i.e., calls held plus puts written, or puts held plus calls written) with respect to a single underlying interest that may be carried in the accounts of a single investor or group of investors acting in concert. An options market may require that positions in certain listed options or FLEX Options be aggregated with positions in certain other options for purposes of calculating position limits.

The clearing members that clear the Fund’s listed option positions are required to monitor and report the Fund’s positions to the options exchanges and may be required to liquidate positions in excess of these limits. Failure to comply with position limits may result in the imposition of fines and other sanctions by the options exchanges.

Even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Advisor and its affiliates may be aggregated. Therefore, the trading decisions of the Advisor may have to be modified and positions held by the Fund liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund and prevent the Fund from achieving its investment objective. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s investment strategy.

Sector Risk.    The Underlying ETF may, from time to time, invest more heavily in companies in a particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on the Underlying ETF’s performance than if the Underlying ETF held a broader range of investments.

Shareholder Risk.    Certain shareholders, including other funds advised by the Adviser or the Sub-Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment. Redemptions by shareholders could have a negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material effect on the market price of the Shares.

Small- and Medium-Capitalization Companies Risk.  Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Trading Issues.    Trading in Shares on an Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    Certain aspects of the tax treatment of derivative instruments are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. The federal income tax treatment of a derivative may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

Performance

The Fund is newly offered. Performance history will be available for the Fund after it has been in operation for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://ark-funds.com.

Management of the Fund

Investment Adviser.    ARK Investment Management LLC.

Sub-Adviser.  Milliman Financial Risk Management LLC (the “Sub-Adviser” or “Milliman”).

Portfolio Manager.    The following individual has been primarily responsible for the day-to-day management of the Fund’s portfolio since the inception of the Fund: Catherine D. Wood, Chief Investment Officer of the Adviser; Maria Schiopu, CFA, Senior Director and Head of Portfolio Management of the Sub-Adviser; and Jeff Greco, FRM, Senior Director, Head of Strategy Research of the Sub-Adviser.

Purchase and Sale of Shares and Tax Information

For important information about the purchase and sale of Shares, tax information and financial intermediary compensation, please turn to “Summary Information About Purchases and Sales of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries” in this prospectus.

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THE ARK DIET Q2 BUFFER ETF (THE “FUND”) HAS CHARACTERISTICS UNLIKE TRADITIONAL INVESTMENT PRODUCTS. THE FUND IS NOT SUITABLE FOR ALL INVESTORS. YOU MUST CAREFULLY READ THE PROSPECTUS BEFORE DETERMINING WHETHER THE FUND MAY BE A SUITABLE INVESTMENT FOR YOU.

•      The Fund seeks to achieve capital appreciation with a measure of downside protection, for a specified Outcome Period (as described below), that corresponds generally, before fees and expenses, to the share price return of the ARK Innovation ETF (ARKK) (the “Underlying ETF”) above a predefined 5% hurdle rate (the “Hurdle” and the “upside participation”) while providing a measure of protection against potential losses over the Outcome Period so that investors participate in 50% of any decline in the share price of the Underlying ETF measured from its value at the beginning of each Outcome Period (the “downside participation offset”). Although the Fund seeks to implement a targeted outcome strategy as described below, there is no guarantee that the Fund will successfully achieve its investment objective or any targeted outcomes. An investor may lose some or all of their investment in the Fund.

•      The Fund’s Outcome Period* is the 12-month period from April 1 to March 31.

•      Delta-One Exposure:    The Fund invests substantially all of its assets in the Underlying ETF, creating a delta-one position (meaning that the price of the Fund’s shares moves one-for-one with the share price of the Underlying ETF) that provides full, unhedged exposure to the Underlying ETF throughout the Outcome Period.

•      Call Write to Fund Options Budget:    On the trading day prior to the start of an Outcome Period (an “Initial Investment Day”), the Fund writes (sells) at-the-money call options on the Underlying ETF, with a notional value equal to 100% of the Fund’s NAV. This written call position caps direct participation in the Underlying ETF’s upside through share ownership at 100% of its starting value and generates the option premium budget used to construct the Fund’s payoff structure.

•      Downside Participation Offset:    The Fund uses part of the call premium to create the downside participation offset by purchasing at-the-money put options on the Underlying ETF with a notional value equal to 50% of the Fund’s NAV. This put position offsets half of the Fund’s delta-one exposure to the Underlying ETF’s downside, resulting in a 50% net downside participation over the Outcome Period. In other words, for every 2% decline in the Underlying ETF, the net asset value of the Fund is expected to decline by approximately 1%. The strategy reduces downside exposure by half relative to the Underlying ETF. There is no guarantee the Fund will successfully offset against losses of the Underlying ETF. The downside participation offset is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period. The downside participation offset is discussed in further detail below and in the Prospectus.

•      Hurdle and Participation Rate:    The Fund uses the remaining premium to establish the Hurdle and upside participation rate by purchasing out-of-the-money call options on the Underlying ETF with strike prices equal to 105% of the Underlying ETF’s share price at the beginning of the Outcome Period. This creates a zero payoff region between 100% and 105%, meaning the net asset value of the Fund will not increase until the Underlying ETF’s share price exceeds 105% of the Underlying ETF’s share price at the beginning of the Outcome Period plus the Fund’s fees and expenses, and allows the Fund to provide maximum upside participation above the Hurdle through the long calls, subject to the size of the notional coverage. The participation rate is determined prior to each Outcome Period by the Sub-Adviser.

_______________

*     The start and end dates of an Outcome Period may be adjusted if they fall on a Saturday, Sunday or holiday.

•      The Hurdle, participation rate and downside participation offset are established prior to taking into account the fees and expenses reflected in the Fund’s “Fund Fees and Expenses” Table (included in the Prospectus) annualized over each Outcome Period.    Accordingly, the performance of the Fund over an Outcome Period will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. This means that the Fund’s NAV will only increase to the extent that the Fund’s participation in the Underlying ETF’s share price increase beyond the 5% Hurdle exceeds the Fund’s fees and expenses. This also means that the Fund’s returns will be further reduced by the Fund’s fees and expenses when the share price of the Underlying ETF declines. The Fund will receive any dividends paid by the Underlying ETF with respect to the shares in the Underlying ETF held by the Fund.

•      The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if you purchase shares of the Fund by the first day of an Outcome Period and hold them continuously through the last day of the Outcome Period.    The outcomes sought by the Fund are based upon the Fund’s NAV on the business day immediately prior to the first day of an Outcome Period. An investor that purchases shares of the Fund after the commencement of an Outcome Period will likely experience investment outcomes very different from those sought by the Fund over the entire Outcome Period. Conversely, an investor that sells shares of the Fund prior to the end of an Outcome Period will likely also experience investment outcomes very different from those sought by the Fund over the entire outcome period.

•      Please note in particular:

•      An investor purchasing shares after the Fund has increased in value during an Outcome Period would not benefit from the downside participation offset until the Fund’s NAV has decreased to its NAV at the commencement of the Outcome Period.

•      Because the downside participation offset is designed to be in effect only at the end of an Outcome Period, an investor who sells Fund shares before the end of an Outcome Period may not experience the full effect of the downside participation offset. There is no guarantee that the Fund will be successful in its attempt to provide the targeted outcomes.

•      Targeted outcomes are based on NAV but individual shares of the Fund can only be purchased and sold in secondary market transactions at market price.

•      After the conclusion of an Outcome Period, another 12-month Outcome Period will begin.

•      On or about the commencement of an Outcome Period, the Fund will supplement this prospectus and publish on its website (https://www.ark-funds.com) the Fund’s participation rate for the next Outcome Period. Investors considering an investment in the Fund must visit the website for the latest information.

The Fund’s website (https://www.ark-funds.com) provides important information about the Fund on a daily basis, including information about the effect of the downside participation offset and Hurdle for the Outcome Period, the then-current Outcome Period, the then-current Outcome Period’s start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund for the Outcome Period. Investors considering an investment in the Fund must visit the website for the latest information.

INVESTOR SUITABILITY

You should consider this investment only if all of the following factors apply to you:

•      you fully understand the risks inherent in an investment in the Fund and acknowledge that there is no guarantee that the Fund will successfully achieve its investment objective or any targeted outcomes;

•      you seek protection against approximately half (50%) of the losses of the Underlying ETF for an investment in the Fund held for the duration of an entire Outcome Period and understand that there is no guarantee that the Fund will be successful in its attempt to provide protection through the downside participation offset;

•      you are willing to be exposed to approximately half (50%) of the losses of the Underlying ETF (before the deduction of Fund fees and expenses);

•      you desire to invest in a product with a return that depends primarily upon the performance of the Underlying ETF over successive 12-month Outcome Periods;

•      you are willing to hold shares for the duration of an entire Outcome Period in order to achieve the targeted outcomes that the Fund seeks to provide and you are willing to accept the risk that, if you choose to sell Fund shares during an Outcome Period, you will likely receive a very different return based on the Fund’s value at the time of your sale;

•      you fully understand that purchases or sales of Fund shares made during an Outcome Period may not fully benefit from the downside participation offset;

•      you understand that the Fund’s investment strategies are not expected to result in payment of dividends by the Fund to you;

•      you are willing to accept the risk of losing your entire investment; and

•      you have visited the Fund’s website and understand the targeted outcomes based upon the time of your purchase.

SUMMARY INFORMATION

ARK DIET Q2 Buffer ETF (ARKI)

Investment Objective

The ARK DIET Q2 Buffer ETF’s (“Fund”) investment objective is capital appreciation with a measure of downside protection.

Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries on their purchases and sales of Shares, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.69%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)(b)	0.00%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses(b)	1.44%
Fee Waiver(c)	0.55%
Total Annual Fund Operating Expenses After Fee Waiver	0.89%

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(a)     Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

(b)       Other Expenses, Acquired Fund Fees and Expenses and Total Annual Fund Operating Expenses are based on estimated expenses for the current fiscal year.

(c)     The Adviser has voluntarily agreed to waive a portion of its management fee payable by the Fund in an amount equal to the investment advisory fee portion of the management fee it earns as an investment adviser to the affiliated fund(s)  in which the Fund invests. The fee waiver arrangement will continue for at least one year from the date of this Prospectus and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Year	Expenses
1	$ 91
3	$401

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. This Fund is newly offered. Therefore, it does not have a turnover rate to report for the most recent fiscal year.

Principal Investment Strategies

The ARK DIET Q2 Buffer ETF (the “Fund”) is an actively-managed exchange-traded fund (“ETF”) that, for rolling 12-month periods from April 1 to March 31 (each, an “Outcome Period”) seeks to provide investors with a defined risk-return profile, before fees and expenses. Specifically, the Fund is structured to provide, before fees and expenses, 50% downside participation in the share price of the ARK Innovation ETF (the “Underlying ETF”), measured from its value at the beginning of each Outcome Period (the “downside participation offset”). In other words, the strategy reduces downside exposure by half relative to the Underlying ETF. At the same time, the Fund is structured to provide maximum participation in the share price return of the Underlying ETF above a predefined 5% hurdle rate (the “Hurdle” and the “upside participation”). The Hurdle is defined as 105% of the Underlying ETF’s share price at the beginning of each Outcome Period, and corresponds to the strike price of the long out-of-the-money call options purchased by the Fund to capture the upside performance beyond that threshold. The rate of the Fund’s participation in the upside share price return of the Underlying ETF (“participation rate”) after the Hurdle is established based on the notional coverage achievable with the remaining amount of option premium budget after the Fund constructs the Hurdle and the downside participation offset.

The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. If an investor purchases or sells shares during the Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve.

The Hurdle, participation rate and downside participation offset are established prior to taking into account the Fund’s fees and expenses reflected in the “Fund Fees and Expenses” Table annualized over each Outcome Period. Accordingly, the Fund’s returns will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. This means that the Fund’s NAV will only increase to the extent that the Fund’s participation in the Underlying ETF’s share price increase beyond the 5% Hurdle exceeds the Fund’s fees and expenses. This also means that the Fund’s returns will be further reduced by the Fund’s fees and expenses when the share price of the Underlying ETF declines. The Fund will receive any dividends paid by the Underlying ETF with respect to the shares in the Underlying ETF held by the Fund.

On or about the commencement of an Outcome Period, the Fund will supplement this prospectus and publish on its website (https://www.ark-funds.com) the Fund’s participation rate for the next Outcome Period. Investors considering an investment in the Fund must visit the website for the latest information.

Use of Options

To pursue this objective, the Fund employs a structured options strategy:

1.   Delta-One Exposure:    The Fund invests substantially all of its assets in the Underlying ETF, creating a delta-one position (meaning that the price of the Fund’s shares moves one-for-one with the share price of the Underlying ETF) that provides full, unhedged exposure to the Underlying ETF throughout the Outcome Period; and,

2.   Call Write to Fund Options Budget:    On the trading day prior to the start of an Outcome Period (an “Initial Investment Day”), the Fund writes (sells) at-the-money call options on the Underlying ETF, with a notional value equal to 100% of the Fund’s NAV. This written call position caps direct participation in the Underlying ETF’s upside at 100% of its starting value and generates the option premium budget used to construct the Fund’s payoff structure; and,

3.   Use of Option Premiums:

a.   Downside Participation Offset:    The Fund uses part of the call premium to create the downside participation offset by purchasing at-the-money put options on the Underlying ETF with a notional value equal to 50% of the Fund’s NAV. This put position offsets half of the Fund’s delta-one exposure to the Underlying ETF’s downside, resulting in a 50% net downside participation over the Outcome Period. In other words, for every 2% decline in the Underlying ETF, the net asset value of the Fund is expected to decline by approximately 1%; and,

b.   Hurdle and Participation Rate:    The Fund uses the remaining premium to establish the Hurdle and upside participation rate by purchasing out-of-the-money call options on the Underlying ETF with strike prices equal to 105% of the Underlying ETF’s share price at the beginning of the Outcome Period. This creates a zero payoff region between 100% and 105%, meaning the net asset value of the Fund will not increase until the Underlying ETF’s share price exceeds 105% of the Underlying ETF’s share price at the beginning of the Outcome Period plus the Fund’s fees and expenses, and allows the Fund to provide maximum upside participation above the Hurdle through the long calls, subject to the size of the notional coverage. The participation rate is determined prior to each Outcome Period by the Sub-Adviser.

Participation Rate Above the Hurdle

The Fund’s long out-of-the-money call options provide the right to purchase shares of the Underlying ETF at the Hurdle. To the extent the Underlying ETF’s share price exceeds the Hurdle at the end of the Outcome Period, the Fund is expected to realize those excess returns, before fees and expenses, through the cash settlement of these call options. The level of upside participation rate will reflect the notional exposure of the Fund’s long out-of-the-money call options, which is expected to provide meaningful but less than one-for-one participation in gains above the Hurdle. Actual participation may vary depending on market conditions and option pricing and will be based on the notional coverage achievable with the remaining amount of option premium budget after the Fund constructs the downside participation offset.

Because the Fund’s strategy relies on options, its performance, even when the Underlying ETF’s share price gains significantly, may underperform a direct investment in the Underlying ETF. This is particularly true when the costs associated with purchasing long call options are high. As such, the Fund’s correlation to the Underlying ETF’s returns above the Hurdle is expected to be lower than a direct investment and could, in some environments, be substantially less.

Options Sourcing and Execution

The Fund will invest in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customizable option contracts listed on and available through the Chicago Board Option Exchange (“Cboe”) and guaranteed for settlement by the Options Clearing Corporation (“OCC”). These options allow customization of key terms such as strike price, exercise style, and expiration date, while offering transparent, competitive pricing through auction markets. Importantly, FLEX options eliminate the counterparty risk associated with over-the-counter (“OTC”) derivatives by benefiting from OCC clearing.

The Fund will invest in European-style FLEX Options, which can only be exercised at expiration. These options will be based on the performance of the Underlying ETF and are designed to expire on the last day of the Outcome Period. In general, the Fund intends to maximize its use of FLEX Options, as they provide an optimal blend of OCC guarantees, customization, price discovery, expiration-style consistency — all of which align well with the Fund’s outcome-seeking strategy. However, the Fund may use standardized listed options when the Sub-Adviser believes doing so offers beneficial market exposure or enhanced portfolio efficiency.

“DIET” in the Fund’s name stands for “defined innovation exposure term.”

Strategy of the Underlying ETF

The Underlying ETF is an actively-managed ETF that will invest under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the Underlying ETF’s investment theme of disruptive innovation. The Adviser defines “disruptive innovation” as the introduction of a technologically enabled new product or service that potentially changes the way the world works. The Adviser believes that companies relevant to this theme are those that rely on or benefit from the development of new products or services, technological improvements and advancements in scientific research relating to the areas of genomics; innovation in automation and manufacturing, transportation, energy, artificial intelligence and materials; the increased use of shared technology, infrastructure and services; and technologies that make financial services more efficient. The Underlying ETF is classified as a “non-diversified” investment company under the Investment Company Act of 1940, which means that it may invest a high percentage of its assets in a limited number of issuers.

Illustration: Potential Scenarios (Before and after Fund Fee and Expense Deductions)

The following chart illustrates the hypothetical returns that the Fund seeks to provide where an investor purchases shares of the Fund by the first day of an Outcome Period and holds those shares for the entire Outcome Period, assuming a participation rate of 70%. The returns shown in the chart are based on a hypothetical Hurdle and downside participation offset and hypothetical performance of the Underlying ETF in certain illustrative scenarios. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective or provide any targeted outcome.

The above chart is not intended to predict or project the performance of the Fund’s options, the Underlying ETF or the Fund. The actual performance of the Underlying ETF may be lower than the hypothetical performance shown in the above table. Investors should not take this information as an assurance of the expected performance of the Fund’s options, the Underlying ETF or the Fund. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period. Please contact your financial intermediary for more information.

Principal Risks

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Authorized Participants Concentration Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”) on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value (“NAV”).

Clearing Member Default Risk.    Transactions in certain options such as FLEX Options and listed options are required to be centrally cleared (“cleared options”). In a transaction involving cleared options, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared options through accounts at clearing members. In cleared options positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Margin requirements are set by the OCC and the Fund’s clearing member and generally may be increased at any time. Margin requirements could increase significantly during periods of volatility or market disruptions, and the Fund may be forced to sell assets at a disadvantageous time or price to meet such margin calls, which could negatively impact the Fund’s performance. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Communications Sector Risk.    The Underlying ETF will be more affected by the performance of the communications sector than a fund with less exposure to such sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Risk.    The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Currency Risk.    Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to other currencies will adversely affect the value of the Fund’s investments denominated in those other currencies.

Cyber Security Risk.    As the use of internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events from external or internal sources that may cause the Fund to lose proprietary information, suffer data corruption, lose operational capacity, or result in unauthorized access to confidential information. Such events could prevent the Fund from engaging in normal business activities and cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve, among other things, unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, ransomware attacks that impair the Fund’s ability to access its data or systems until a ransom is paid, or denial-of-service attacks that make network services unavailable to intended users. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. In addition, cyber security breaches of the Fund’s third-party service providers, such as its adviser, administrator, transfer agent or custodian, the Fund’s trading counterparties, and issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Cyber security breaches experienced by an issuer in which the Fund invests can also impact the value of the Fund’s investment in that issuer. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of its third-party service providers, trading counterparties, or issuers.

Depositary Receipts Risk.  Depositary receipts generally involve similar risks to those associated with investments in foreign securities. Depositary receipts are securities that are typically issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign securities. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Underlying ETF and may negatively impact the Underlying ETF’s performance.

Derivatives Risk.    Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These include credit risk, liquidity risk, management risk and leverage risk. Derivative products are highly specialized instruments that require an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund’s investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly. The failure of another party to a derivative to comply with the terms may cause the Fund to incur a loss. The credit risk for exchange-traded or centrally cleared derivatives is generally less than for privately negotiated derivatives through the interposition of a clearinghouse to the exchange-traded or centrally-cleared derivative trade, which provides a guarantee of performance. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

Disruptive Innovation Risk.    Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Underlying ETF may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

Emerging Market Securities Risk.    Investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Underlying ETF is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

Equity Securities Risk.  The value of the equity securities the Underlying ETF holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Underlying ETF holds participate or factors relating to specific companies in which the Underlying ETF invests. These can include stock movements, purchases or sales of securities by the Underlying ETF, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Underlying ETF’s equity investments.

•      Special Purpose Acquisition Companies (SPACs).    The Underlying ETF may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

Expenses Risk.    You may invest in the Underlying ETF directly. By investing in the Underlying ETF indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying ETF (including operating costs and investment management fees), but also expenses of the Fund.

Financial Technology Risk.    Companies that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. Fintech Innovation Companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Laws generally vary by country, creating some challenges to achieving scale. A Fintech Innovation Company may not currently derive any revenue, and there is no assurance that such company will derive any revenue from innovative technologies in the future. Additionally, Fintech Innovation Companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks, increased regulatory oversight and disruptions in the technology they depend on.

FLEX Options Risk.    The Fund utilizes FLEX Options guaranteed for settlement by the OCC, and it bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices (and may have to pay a premium or accept a discounted price). The Fund may experience substantial downside from certain FLEX Option positions, and FLEX Option positions may expire worthless. The value of the FLEX Options will be affected by, among other things, changes in the value of the Underlying ETF, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time until the FLEX Options expire. The value of FLEX Options does not increase or decrease at the same rate as the level of the Underlying ETF (although they generally move in the same direction). Due to the cost of the options used by the Fund and other Fund fees and expenses, the correlation of the Fund’s performance to that of the Underlying ETF is expected to be less than if the Fund solely invested directly in the Underlying ETF (i.e., without using options), and could be substantially less.

Foreign Securities Risk.    The Underlying ETF’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market. For instance, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and any other governments may result in losses. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Underlying ETF from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Underlying ETF’s liquidity and performance. The Underlying ETF normally will not hedge any foreign currency exposure.

Future Expected Genomic Business Risk.    The Adviser may invest some of the Underlying ETF’s assets in Genomics Revolution Companies that do not currently derive a substantial portion of their current revenues from genomic-focused businesses and there is no assurance that any company will do so in the future, which may adversely affect the ability of the Underlying ETF to achieve its investment objective.

Health Care Sector Risk.    The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are: (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability; (ii) subject to extensive litigation based on product liability and similar claims; and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals.

The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. In addition, issuers in the health care sector include issuers having their principal activities in the biotechnology industry, medical laboratories and research, drug laboratories and research and drug manufacturers, which have the additional risks described below.

•      Biotechnology Company Risk.    A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the U.S. Food and Drug Administration, the U.S. Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

•      Pharmaceutical Company Risk.    Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Information Technology Sector Risk.    The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

•      Internet Company Risk.    Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.

•      Semiconductor Company Risk.    Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

•      Software Industry Risk.    The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

International Closed-Market Trading Risk.  Because certain of the Underlying ETF’s underlying securities trade on an exchange that is closed when the securities exchange on which Underlying ETF shares list and trade is open, there are likely to be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), likely resulting in premiums or discounts to NAV that may be greater than those experienced by ETFs that do not invest in foreign securities.

Investments in Affiliated Underlying Funds.    The investments of the Fund will be concentrated in the Underlying ETF subject to limitations and/or conditions prescribed by the Investment Company Act. The Investment Adviser is compensated by the Fund and the Underlying ETF for advisory services provided. The portfolio managers may also be subject to conflicts of interest in allocating Fund assets to the Underlying ETF because the Fund’s portfolio management team may also manage the Underlying ETF. The Trustees and officers of ARK ETF Trust (the “Trust”) may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying ETF, for which the Adviser serves as investment adviser. In addition, the Investment Adviser’s authority to allocate investments among affiliated and unaffiliated investment companies creates conflicts of interest. For example, investing in affiliated investment companies could cause the Fund to incur higher fees and may cause the Investment Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or affiliated investment companies.

Investment Objective and Outcomes Risk.    There is no guarantee that the Fund will succeed in its attempt to achieve its investment objective and/or its strategy to limit the Fund’s exposure to losses in the Underlying ETF’s share price to no more than 50% of the Fund’s NAV during the Outcome Period. An investor could lose some or all of their investment in the Fund. Circumstances under which the Fund might not achieve its objective and/or its strategy to limit the Fund’s exposure to losses in the Underlying ETF’s share price to no more than 50% of the Fund’s NAV during the Outcome Period include, but are not limited to: (i) if the Fund disposes of FLEX Options; (ii) if the Fund is unable to maintain the intended proportional relationship based on the number of FLEX Options in the Fund’s portfolio; (iii) significant accrual of Fund expenses in connection with effecting the Fund’s investment strategy; (iv) losses resulting from the Fund’s investment strategy; or (v) adverse tax law changes affecting the treatment of FLEX Options.

Issuer Risk.    Because the Underlying ETF may invest in a limited number of issuers, it is subject to the risk that the value of the Underlying ETF’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer’s goods or services.

Large-Capitalization Companies Risk.  Large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.

Leverage Risk.    To the extent that the Fund borrows money it may be leveraged. Additionally, certain transactions in which the Fund is permitted to engage may present leverage risk. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities. Leveraging may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leveraging, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

Limited Loss Risk.  The Fund’s strategy reduces downside exposure by half relative to the Underlying ETF. There is no guarantee that the Fund will be successful in its strategy to limit the Fund’s exposure to losses in the Underlying ETF’s share price to no more than 50% of the Fund’s NAV during the Outcome Period. In the event an investor purchases shares after the commencement of the Outcome Period or redeems shares prior to the end of the Outcome Period, the investor may not fully participate in the share price gains of the Underlying ETF beyond the Hurdle to which the Fund seeks to provide exposure. The Fund does not provide principal protection and an investor may incur significant losses on their investment, including the potential loss of their entire investment.

Liquidity Risk.    The Fund may invest in securities or instruments that trade in lower volumes and may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Also, the Fund may make investments that are illiquid. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s value. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders (including seed investors) may have a negative impact on the Fund’s liquidity. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV.

Liquidity Risk — Listed Options.    There is no guarantee that a liquid secondary trading market will exist for the listed options, including FLEX Options, in which the Fund may invest. The trading in such listed options may be less deep and liquid than the market for certain other exchange traded option contracts. In a less liquid market for the listed options terminating the listed options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of listed options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its listed option positions. A less liquid trading market may adversely impact the value of the listed options and the value of your investment.

Management Risk.    As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser or Sub-Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser or Sub-Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

Margin Requirements Risk.    The Fund’s positions in listed options, including FLEX Options, on the Underlying ETF are subject to initial and maintenance margin requirements that will require the Fund to pledge assets to collateralize the Fund’s exposure under the options. Margin requirements may increase based on various market conditions, including the volatility or market price of the options or the Underlying ETF. If margin requirements increase, the Fund may be required to sell its investments to meet its margin posting obligations.

Market Risk.    The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments, and those of the Underlying ETF, may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics.

For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Fund and/or the Underlying ETF invests. The effects of such pandemics to public health and business and market conditions, including exchange trading suspensions and closures may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to a pandemic that affect the instruments in which the Fund invests and the Underlying ETF in ways that could have a significant negative impact on the Fund’s investment performance.

Market Trading Risk.    The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for Shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in Shares trading at a significant premium or discount to their NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively.

Micro-Capitalization Companies Risk.  Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

New Fund Risk.    There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable.

Next Generation Internet Companies Risk.    The risks described below apply, in particular, to the Underlying ETF’s investment in Next Generation Internet Companies.

•      Internet Information Provider Company Risk.    Internet information provider companies provide Internet navigation services and reference guide information and publish, provide or present proprietary advertising and/or third party content. Such companies often derive a large portion of their revenues from advertising, and a reduction in spending by or loss of advertisers could seriously harm their business. This business is rapidly evolving and intensely competitive, and is subject to changing technologies, shifting user needs, and frequent introductions of new products and services. The research and development of new, technologically advanced products is a complex and uncertain process requiring high levels of innovation and investment, as well as the accurate anticipation of technology, market trends and consumer needs. The number of people who access the Internet is increasing dramatically and a failure to attract and retain a substantial number of such users to a company’s products and services or to develop products and technologies that are more compatible with alternative devices, could adversely affect operating results. Concerns regarding a company’s products, services or processes that may compromise the privacy of users or other privacy related matters, even if unfounded, could damage a company’s reputation and adversely affect operating results.

•      Catalog and Mail Order House Company Risk.    Catalog and mail order house companies may be exposed to significant inventory risks that may adversely affect operating results due to, among other factors: seasonality, new product launches, rapid changes in product cycles and pricing, defective merchandise, changes in consumer demand and consumer spending patterns, or changes in consumer tastes with respect to products. Demand for products can change significantly between the time inventory or components are ordered and the date of sale. The acquisition of certain types of inventory or components may require significant lead-time and prepayment and they may not be returnable. Failure to adequately predict customer demand or otherwise optimize and operate distribution centers could result in excess or insufficient inventory or distribution capacity, result in increased costs, impairment charges, or both. The business of catalog and mail order house companies can be highly seasonal and failure to stock or restock popular products in sufficient amounts during high demand periods could significantly affect revenue and future growth. Increased website traffic during peak periods could cause system interruptions which may reduce the volume of goods sold and the attractiveness of a company’s products and services.

Non-Diversified Risk.  The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk.    The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties (including the advisers, managers, administrators and other service providers to the Underlying ETF) and failed or inadequate processes and technology or system failures, including those relating to the Underlying ETF. Additionally, the success of the Fund will depend in part upon the skill and expertise of certain personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

Option Writing Risk.  The Fund invests in options that derive their performance from the performance of the Underlying ETF. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the Underlying ETF, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the Underlying ETF. This means that if the Underlying ETF experiences gains for an Outcome Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the Underlying ETF and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of the Underlying ETF or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.

Other Investment Companies Risk.    In addition to investing in options, the Fund invests in the Underlying ETF, which is another investment company. Accordingly, shareholders will bear both their proportionate share of Fund expenses and, indirectly, the expenses of the Underlying ETF. Furthermore, the Fund is exposed to the risks to which the Underlying ETF may be subject.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. In addition, the participation rate may change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods, although the Hurdle strike price is set at 5% over the Underlying ETF’s share price at the beginning of each Outcome Period. This means that the net asset value of the Fund will not increase until the Underlying ETF’s share price exceeds 105% of the Underlying ETF’s share price at the beginning of the Outcome Period plus the Fund’s fees and expenses and when the share price of the Underlying ETF declines the Fund’s returns will be further reduced by the Fund’s fees and expenses. The Hurdle and downside participation offset are established prior to taking into account the Fund’s fees and expenses reflected in the “Fund Fees and Expenses” Table annualized over each Outcome Period. Accordingly, the Fund’s returns will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. As a result, the performance of the Fund over an Outcome period will be reduced by these fees and expenses. If an investor purchases shares after the Outcome Period starts or sell their shares before the Outcome Period ends, they may receive a very different return based on the Fund’s current value. Investors purchasing shares of the Fund after the Outcome Period begins can see their expected Outcome until the end of the period by visiting the https://www.ark-funds.com.

Position Limits Risk.    The options exchanges have established limits on the maximum number of puts and calls covering the same underlying security that may be held or written by a single investor or group of investors acting in concert or under common control (regardless of whether the options are purchased or written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). These are referred to as “position limits.” The position limit applicable to a particular option class is determined by the options exchange based on the number of shares outstanding and trading volume of the security underlying the option. The rules of the options markets generally limit the maximum number of options on the same side of the market (i.e., calls held plus puts written, or puts held plus calls written) with respect to a single underlying interest that may be carried in the accounts of a single investor or group of investors acting in concert. An options market may require that positions in certain listed options or FLEX Options be aggregated with positions in certain other options for purposes of calculating position limits.

The clearing members that clear the Fund’s listed option positions are required to monitor and report the Fund’s positions to the options exchanges and may be required to liquidate positions in excess of these limits. Failure to comply with position limits may result in the imposition of fines and other sanctions by the options exchanges.

Even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Advisor and its affiliates may be aggregated. Therefore, the trading decisions of the Advisor may have to be modified and positions held by the Fund liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund and prevent the Fund from achieving its investment objective. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s investment strategy.

Sector Risk.    The Underlying ETF may, from time to time, invest more heavily in companies in a particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on the Underlying ETF’s performance than if the Underlying ETF held a broader range of investments.

Shareholder Risk.    Certain shareholders, including other funds advised by the Adviser or the Sub-Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment. Redemptions by shareholders could have a negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material effect on the market price of the Shares.

Small- and Medium-Capitalization Companies Risk.  Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Trading Issues.    Trading in Shares on an Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    Certain aspects of the tax treatment of derivative instruments are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. The federal income tax treatment of a derivative may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

Performance

The Fund is newly offered. Performance history will be available for the Fund after it has been in operation for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://ark-funds.com.

Management of the Fund

Investment Adviser.    ARK Investment Management LLC.

Sub-Adviser.  Milliman Financial Risk Management LLC (the “Sub-Adviser” or “Milliman”).

Portfolio Manager.    The following individual has been primarily responsible for the day-to-day management of the Fund’s portfolio since the inception of the Fund: Catherine D. Wood, Chief Investment Officer of the Adviser; Maria Schiopu, CFA, Senior Director and Head of Portfolio Management of the Sub-Adviser; and Jeff Greco, FRM, Senior Director, Head of Strategy Research of the Sub-Adviser.

Purchase and Sale of Shares and Tax Information

For important information about the purchase and sale of Shares, tax information and financial intermediary compensation, please turn to “Summary Information About Purchases and Sales of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries” in this prospectus.

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THE ARK DIET Q3 BUFFER ETF (THE “FUND”) HAS CHARACTERISTICS UNLIKE TRADITIONAL INVESTMENT PRODUCTS. THE FUND IS NOT SUITABLE FOR ALL INVESTORS. YOU MUST CAREFULLY READ THE PROSPECTUS BEFORE DETERMINING WHETHER THE FUND MAY BE A SUITABLE INVESTMENT FOR YOU.

•      The Fund seeks to achieve capital appreciation with a measure of downside protection, for a specified Outcome Period (as described below), that corresponds generally, before fees and expenses, to the share price return of the ARK Innovation ETF (ARKK) (the “Underlying ETF”) above a predefined 5% hurdle rate (the “Hurdle” and the “upside participation”) while providing a measure of protection against potential losses over the Outcome Period so that investors participate in 50% of any decline in the share price of the Underlying ETF measured from its value at the beginning of each Outcome Period (the “downside participation offset”). Although the Fund seeks to implement a targeted outcome strategy as described below, there is no guarantee that the Fund will successfully achieve its investment objective or any targeted outcomes. An investor may lose some or all of their investment in the Fund.

•      The Fund’s Outcome Period* is the 12-month period from July 1 to June 30.

•      Delta-One Exposure:    The Fund invests substantially all of its assets in the Underlying ETF, creating a delta-one position (meaning that the price of the Fund’s shares moves one-for-one with the share price of the Underlying ETF) that provides full, unhedged exposure to the Underlying ETF throughout the Outcome Period.

•      Call Write to Fund Options Budget:    On the trading day prior to the start of an Outcome Period (an “Initial Investment Day”), the Fund writes (sells) at-the-money call options on the Underlying ETF, with a notional value equal to 100% of the Fund’s NAV. This written call position caps direct participation in the Underlying ETF’s upside through share ownership at 100% of its starting value and generates the option premium budget used to construct the Fund’s payoff structure.

•      Downside Participation Offset:    The Fund uses part of the call premium to create the downside participation offset by purchasing at-the-money put options on the Underlying ETF with a notional value equal to 50% of the Fund’s NAV. This put position offsets half of the Fund’s delta-one exposure to the Underlying ETF’s downside, resulting in a 50% net downside participation over the Outcome Period. In other words, for every 2% decline in the Underlying ETF, the net asset value of the Fund is expected to decline by approximately 1%. The strategy reduces downside exposure by half relative to the Underlying ETF. There is no guarantee the Fund will successfully offset against losses of the Underlying ETF. The downside participation offset is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period. The downside participation offset is discussed in further detail below and in the Prospectus.

•      Hurdle and Participation Rate:    The Fund uses the remaining premium to establish the Hurdle and upside participation rate by purchasing out-of-the-money call options on the Underlying ETF with strike prices equal to 105% of the Underlying ETF’s share price at the beginning of the Outcome Period. This creates a zero payoff region between 100% and 105%, meaning the net asset value of the Fund will not increase until the Underlying ETF’s share price exceeds 105% of the Underlying ETF’s share price at the beginning of the Outcome Period plus the Fund’s fees and expenses, and allows the Fund to provide maximum upside participation above the Hurdle through the long calls, subject to the size of the notional coverage. The participation rate is determined prior to each Outcome Period by the Sub-Adviser.

_______________

*     The start and end dates of an Outcome Period may be adjusted if they fall on a Saturday, Sunday or holiday.

•      The Hurdle, participation rate and downside participation offset are established prior to taking into account the fees and expenses reflected in the Fund’s “Fund Fees and Expenses” Table (included in the Prospectus) annualized over each Outcome Period.  Accordingly, the performance of the Fund over an Outcome Period will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. This means that the Fund’s NAV will only increase to the extent that the Fund’s participation in the Underlying ETF’s share price increase beyond the 5% Hurdle exceeds the Fund’s fees and expenses. This also means that the Fund’s returns will be further reduced by the Fund’s fees and expenses when the share price of the Underlying ETF declines. The Fund will receive any dividends paid by the Underlying ETF with respect to the shares in the Underlying ETF held by the Fund.

•      The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if you purchase shares of the Fund by the first day of an Outcome Period and hold them continuously through the last day of the Outcome Period.  The outcomes sought by the Fund are based upon the Fund’s NAV on the business day immediately prior to the first day of an Outcome Period. An investor that purchases shares of the Fund after the commencement of an Outcome Period will likely experience investment outcomes very different from those sought by the Fund over the entire Outcome Period. Conversely, an investor that sells shares of the Fund prior to the end of an Outcome Period will likely also experience investment outcomes very different from those sought by the Fund over the entire outcome period.

•      Please note in particular:

•      An investor purchasing shares after the Fund has increased in value during an Outcome Period would not benefit from the downside participation offset until the Fund’s NAV has decreased to its NAV at the commencement of the Outcome Period.

•      Because the downside participation offset is designed to be in effect only at the end of an Outcome Period, an investor who sells Fund shares before the end of an Outcome Period may not experience the full effect of the downside participation offset. There is no guarantee that the Fund will be successful in its attempt to provide the targeted outcomes.

•      Targeted outcomes are based on NAV but individual shares of the Fund can only be purchased and sold in secondary market transactions at market price.

•      After the conclusion of an Outcome Period, another 12-month Outcome Period will begin.

•      On or about the commencement of an Outcome Period, the Fund will supplement this prospectus and publish on its website (https://www.ark-funds.com) the Fund’s participation rate for the next Outcome Period. Investors considering an investment in the Fund must visit the website for the latest information.

The Fund’s website (https://www.ark-funds.com) provides important information about the Fund on a daily basis, including information about the effect of the downside participation offset and Hurdle for the Outcome Period, the then-current Outcome Period, the then-current Outcome Period’s start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund for the Outcome Period. Investors considering an investment in the Fund must visit the website for the latest information.

INVESTOR SUITABILITY

You should consider this investment only if all of the following factors apply to you:

•      you fully understand the risks inherent in an investment in the Fund and acknowledge that there is no guarantee that the Fund will successfully achieve its investment objective or any targeted outcomes;

•      you seek protection against approximately half (50%) of the losses of the Underlying ETF for an investment in the Fund held for the duration of an entire Outcome Period and understand that there is no guarantee that the Fund will be successful in its attempt to provide protection through the downside participation offset;

•      you are willing to be exposed to approximately half (50%) of the losses of the Underlying ETF (before the deduction of Fund fees and expenses);

•      you desire to invest in a product with a return that depends primarily upon the performance of the Underlying ETF over successive 12-month Outcome Periods;

•      you are willing to hold shares for the duration of an entire Outcome Period in order to achieve the targeted outcomes that the Fund seeks to provide and you are willing to accept the risk that, if you choose to sell Fund shares during an Outcome Period, you will likely receive a very different return based on the Fund’s value at the time of your sale;

•      you fully understand that purchases or sales of Fund shares made during an Outcome Period may not fully benefit from the downside participation offset;

•      you understand that the Fund’s investment strategies are not expected to result in payment of dividends by the Fund to you;

•      you are willing to accept the risk of losing your entire investment; and

•      you have visited the Fund’s website and understand the targeted outcomes based upon the time of your purchase.

SUMMARY INFORMATION

ARK DIET Q3 Buffer ETF (ARKE)

Investment Objective

The ARK DIET Q3 Buffer ETF’s (“Fund”) investment objective is capital appreciation with a measure of downside protection.

Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries on their purchases and sales of Shares, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.69%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)(b)	0.00%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses(b)	1.44%
Fee Waiver(c)	0.55%
Total Annual Fund Operating Expenses After Fee Waiver	0.89%

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(a)     Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

(b)       Other Expenses, Acquired Fund Fees and Expenses and Total Annual Fund Operating Expenses are based on estimated expenses for the current fiscal year.

(c)     The Adviser has voluntarily agreed to waive a portion of its management fee payable by the Fund in an amount equal to the investment advisory fee portion of the management fee it earns as an investment adviser to the affiliated fund(s)  in which the Fund invests. The fee waiver arrangement will continue for at least one year from the date of this Prospectus and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Year	Expenses
1	$ 91
3	$401

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. This Fund is newly offered. Therefore, it does not have a turnover rate to report for the most recent fiscal year.

Principal Investment Strategies

The ARK DIET Q3 Buffer ETF (the “Fund”) is an actively-managed exchange-traded fund (“ETF”) that, for rolling 12-month periods from July 1 to June 30 (each, an “Outcome Period”) seeks to provide investors with a defined risk-return profile, before fees and expenses. Specifically, the Fund is structured to provide, before fees and expenses, 50% downside participation in the share price of the ARK Innovation ETF (the “Underlying ETF”), measured from its value at the beginning of each Outcome Period (the “downside participation offset”). In other words, the strategy reduces downside exposure by half relative to the Underlying ETF. At the same time, the Fund is structured to provide maximum participation in the share price return of the Underlying ETF above a predefined 5% hurdle rate (the “Hurdle” and the “upside participation”). The Hurdle is defined as 105% of the Underlying ETF’s share price at the beginning of each Outcome Period, and corresponds to the strike price of the long out-of-the-money call options purchased by the Fund to capture the upside performance beyond that threshold. The rate of the Fund’s participation in the upside share price return of the Underlying ETF (“participation rate”) after the Hurdle is established based on the notional coverage achievable with the remaining amount of option premium budget after the Fund constructs the Hurdle and the downside participation offset.

The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. If an investor purchases or sells shares during the Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve.

The Hurdle, participation rate and downside participation offset are established prior to taking into account the Fund’s fees and expenses reflected in the “Fund Fees and Expenses” Table annualized over each Outcome Period. Accordingly, the Fund’s returns will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. This means that the Fund’s NAV will only increase to the extent that the Fund’s participation in the Underlying ETF’s share price increase beyond the 5% Hurdle exceeds the Fund’s fees and expenses. This also means that the Fund’s returns will be further reduced by the Fund’s fees and expenses when the share price of the Underlying ETF declines. The Fund will receive any dividends paid by the Underlying ETF with respect to the shares in the Underlying ETF held by the Fund.

On or about the commencement of an Outcome Period, the Fund will supplement this prospectus and publish on its website (https://www.ark-funds.com) the Fund’s participation rate for the next Outcome Period. Investors considering an investment in the Fund must visit the website for the latest information.

Use of Options

To pursue this objective, the Fund employs a structured options strategy:

1.   Delta-One Exposure:    The Fund invests substantially all of its assets in the Underlying ETF, creating a delta-one position (meaning that the price of the Fund’s shares moves one-for-one with the share price of the Underlying ETF) that provides full, unhedged exposure to the Underlying ETF throughout the Outcome Period; and,

2.   Call Write to Fund Options Budget:    On the trading day prior to the start of an Outcome Period (an “Initial Investment Day”), the Fund writes (sells) at-the-money call options on the Underlying ETF, with a notional value equal to 100% of the Fund’s NAV. This written call position caps direct participation in the Underlying ETF’s upside at 100% of its starting value and generates the option premium budget used to construct the Fund’s payoff structure; and,

3.   Use of Option Premiums:

a.   Downside Participation Offset:    The Fund uses part of the call premium to create the downside participation offset by purchasing at-the-money put options on the Underlying ETF with a notional value equal to 50% of the Fund’s NAV. This put position offsets half of the Fund’s delta-one exposure to the Underlying ETF’s downside, resulting in a 50% net downside participation over the Outcome Period. In other words, for every 2% decline in the Underlying ETF, the net asset value of the Fund is expected to decline by approximately 1%; and,

b.   Hurdle and Participation Rate:    The Fund uses the remaining premium to establish the Hurdle and upside participation rate by purchasing out-of-the-money call options on the Underlying ETF with strike prices equal to 105% of the Underlying ETF’s share price at the beginning of the Outcome Period. This creates a zero payoff region between 100% and 105%, meaning the net asset value of the Fund will not increase until the Underlying ETF’s share price exceeds 105% of the Underlying ETF’s share price at the beginning of the Outcome Period plus the Fund’s fees and expenses, and allows the Fund to provide maximum upside participation above the Hurdle through the long calls, subject to the size of the notional coverage. The participation rate is determined prior to each Outcome Period by the Sub-Adviser.

Participation Rate Above the Hurdle

The Fund’s long out-of-the-money call options provide the right to purchase shares of the Underlying ETF at the Hurdle. To the extent the Underlying ETF’s share price exceeds the Hurdle at the end of the Outcome Period, the Fund is expected to realize those excess returns, before fees and expenses, through the cash settlement of these call options. The level of upside participation rate will reflect the notional exposure of the Fund’s long out-of-the-money call options, which is expected to provide meaningful but less than one-for-one participation in gains above the Hurdle. Actual participation may vary depending on market conditions and option pricing and will be based on the notional coverage achievable with the remaining amount of option premium budget after the Fund constructs the downside participation offset.

Because the Fund’s strategy relies on options, its performance, even when the Underlying ETF’s share price gains significantly, may underperform a direct investment in the Underlying ETF. This is particularly true when the costs associated with purchasing long call options are high. As such, the Fund’s correlation to the Underlying ETF’s returns above the Hurdle is expected to be lower than a direct investment and could, in some environments, be substantially less.

Options Sourcing and Execution

The Fund will invest in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customizable option contracts listed on and available through the Chicago Board Option Exchange (“Cboe”) and guaranteed for settlement by the Options Clearing Corporation (“OCC”). These options allow customization of key terms such as strike price, exercise style, and expiration date, while offering transparent, competitive pricing through auction markets. Importantly, FLEX options eliminate the counterparty risk associated with over-the-counter (“OTC”) derivatives by benefiting from OCC clearing.

The Fund will invest in European-style FLEX Options, which can only be exercised at expiration. These options will be based on the performance of the Underlying ETF and are designed to expire on the last day of the Outcome Period. In general, the Fund intends to maximize its use of FLEX Options, as they provide an optimal blend of OCC guarantees, customization, price discovery, expiration-style consistency — all of which align well with the Fund’s outcome-seeking strategy. However, the Fund may use standardized listed options when the Sub-Adviser believes doing so offers beneficial market exposure or enhanced portfolio efficiency.

“DIET” in the Fund’s name stands for “defined innovation exposure term.”

Strategy of the Underlying ETF

The Underlying ETF is an actively-managed ETF that will invest under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the Underlying ETF’s investment theme of disruptive innovation. The Adviser defines “disruptive innovation” as the introduction of a technologically enabled new product or service that potentially changes the way the world works. The Adviser believes that companies relevant to this theme are those that rely on or benefit from the development of new products or services, technological improvements and advancements in scientific research relating to the areas of genomics; innovation in automation and manufacturing, transportation, energy, artificial intelligence and materials; the increased use of shared technology, infrastructure and services; and technologies that make financial services more efficient. The Underlying ETF is classified as a “non-diversified” investment company under the Investment Company Act of 1940, which means that it may invest a high percentage of its assets in a limited number of issuers.

Illustration: Potential Scenarios (Before and after Fund Fee and Expense Deductions)

The following chart illustrates the hypothetical returns that the Fund seeks to provide where an investor purchases shares of the Fund by the first day of an Outcome Period and holds those shares for the entire Outcome Period, assuming a participation rate of 70%. The returns shown in the chart are based on a hypothetical Hurdle and downside participation offset and hypothetical performance of the Underlying ETF in certain illustrative scenarios. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective or provide any targeted outcome.

The above chart is not intended to predict or project the performance of the Fund’s options, the Underlying ETF or the Fund. The actual performance of the Underlying ETF may be lower than the hypothetical performance shown in the above table. Investors should not take this information as an assurance of the expected performance of the Fund’s options, the Underlying ETF or the Fund. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period. Please contact your financial intermediary for more information.

Principal Risks

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Authorized Participants Concentration Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”) on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value (“NAV”).

Clearing Member Default Risk.    Transactions in certain options such as FLEX Options and listed options are required to be centrally cleared (“cleared options”). In a transaction involving cleared options, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared options through accounts at clearing members. In cleared options positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Margin requirements are set by the OCC and the Fund’s clearing member and generally may be increased at any time. Margin requirements could increase significantly during periods of volatility or market disruptions, and the Fund may be forced to sell assets at a disadvantageous time or price to meet such margin calls, which could negatively impact the Fund’s performance. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Communications Sector Risk.    The Underlying ETF will be more affected by the performance of the communications sector than a fund with less exposure to such sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Risk.    The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Currency Risk.    Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to other currencies will adversely affect the value of the Fund’s investments denominated in those other currencies.

Cyber Security Risk.  As the use of internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events from external or internal sources that may cause the Fund to lose proprietary information, suffer data corruption, lose operational capacity, or result in unauthorized access to confidential information. Such events could prevent the Fund from engaging in normal business activities and cause the

Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve, among other things, unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, ransomware attacks that impair the Fund’s ability to access its data or systems until a ransom is paid, or denial-of-service attacks that make network services unavailable to intended users. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. In addition, cyber security breaches of the Fund’s third-party service providers, such as its adviser, administrator, transfer agent or custodian, the Fund’s trading counterparties, and issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Cyber security breaches experienced by an issuer in which the Fund invests can also impact the value of the Fund’s investment in that issuer. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of its third-party service providers, trading counterparties, or issuers.

Depositary Receipts Risk.    Depositary receipts generally involve similar risks to those associated with investments in foreign securities. Depositary receipts are securities that are typically issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign securities. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Underlying ETF and may negatively impact the Underlying ETF’s performance.

Derivatives Risk.    Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These include credit risk, liquidity risk, management risk and leverage risk. Derivative products are highly specialized instruments that require an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund’s investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly. The failure of another party to a derivative to comply with the terms may cause the Fund to incur a loss. The credit risk for exchange-traded or centrally cleared derivatives is generally less than for privately negotiated derivatives through the interposition of a clearinghouse to the exchange-traded or centrally-cleared derivative trade, which provides a guarantee of performance. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

Disruptive Innovation Risk.  Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Underlying ETF may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

Emerging Market Securities Risk.    Investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Underlying ETF is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

Equity Securities Risk.    The value of the equity securities the Underlying ETF holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Underlying ETF holds participate or factors relating to specific companies in which the Underlying ETF invests. These can include stock movements, purchases or sales of securities by the Underlying ETF, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Underlying ETF’s equity investments.

•      Special Purpose Acquisition Companies (SPACs).    The Underlying ETF may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

Expenses Risk.    You may invest in the Underlying ETF directly. By investing in the Underlying ETF indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying ETF (including operating costs and investment management fees), but also expenses of the Fund.

Financial Technology Risk.    Companies that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. Fintech Innovation Companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Laws generally vary by country, creating some challenges to achieving scale. A Fintech Innovation Company may not currently derive any revenue, and there is no assurance that such company will derive any revenue from innovative technologies in the future. Additionally, Fintech Innovation Companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks, increased regulatory oversight and disruptions in the technology they depend on.

FLEX Options Risk.    The Fund utilizes FLEX Options guaranteed for settlement by the OCC, and it bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices (and may have to pay a premium or accept a discounted price). The Fund may experience substantial downside from certain FLEX Option positions, and FLEX Option positions may expire worthless. The value of the FLEX Options will be affected by, among other things, changes in the value of the Underlying ETF, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time until the FLEX Options expire. The value of FLEX Options does not increase or decrease at the same rate as the level of the Underlying ETF (although they generally move in the same direction). Due to the cost of the options used by the Fund and other Fund fees and expenses, the correlation of the Fund’s performance to that of the Underlying ETF is expected to be less than if the Fund solely invested directly in the Underlying ETF (i.e., without using options), and could be substantially less.

Foreign Securities Risk.    The Underlying ETF’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market. For instance, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and any other governments may result in losses. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Underlying ETF from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Underlying ETF’s liquidity and performance. The Underlying ETF normally will not hedge any foreign currency exposure.

Future Expected Genomic Business Risk.    The Adviser may invest some of the Underlying ETF’s assets in Genomics Revolution Companies that do not currently derive a substantial portion of their current revenues from genomic-focused businesses and there is no assurance that any company will do so in the future, which may adversely affect the ability of the Underlying ETF to achieve its investment objective.

Health Care Sector Risk.    The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are: (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability; (ii) subject to extensive litigation based on product liability and similar claims; and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals.

The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. In addition, issuers in the health care sector include issuers having their principal activities in the biotechnology industry, medical laboratories and research, drug laboratories and research and drug manufacturers, which have the additional risks described below.

•      Biotechnology Company Risk.    A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the U.S. Food and Drug Administration, the U.S. Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

•      Pharmaceutical Company Risk.    Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Information Technology Sector Risk.    The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

•      Internet Company Risk.    Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.

•      Semiconductor Company Risk.    Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

•     Software Industry Risk.    The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

International Closed-Market Trading Risk.  Because certain of the Underlying ETF’s underlying securities trade on an exchange that is closed when the securities exchange on which Underlying ETF shares list and trade is open, there are likely to be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), likely resulting in premiums or discounts to NAV that may be greater than those experienced by ETFs that do not invest in foreign securities.

Investments in Affiliated Underlying Funds.    The investments of the Fund will be concentrated in the Underlying ETF subject to limitations and/or conditions prescribed by the Investment Company Act. The Investment Adviser is compensated by the Fund and the Underlying ETF for advisory services provided. The portfolio managers may also be subject to conflicts of interest in allocating Fund assets to the Underlying ETF because the Fund’s portfolio management team may also manage the Underlying ETF. The Trustees and officers of ARK ETF Trust (the “Trust”) may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying ETF, for which the Adviser serves as investment adviser. In addition, the Investment Adviser’s authority to allocate investments among affiliated and unaffiliated investment companies creates conflicts of interest. For example, investing in affiliated investment companies could cause the Fund to incur higher fees and may cause the Investment Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or affiliated investment companies.

Investment Objective and Outcomes Risk.    There is no guarantee that the Fund will succeed in its attempt to achieve its investment objective and/or its strategy to limit the Fund’s exposure to losses in the Underlying ETF’s share price to no more than 50% of the Fund’s NAV during the Outcome Period. An investor could lose some or all of their investment in the Fund. Circumstances under which the Fund might not achieve its objective and/or its strategy to limit the Fund’s exposure to losses in the Underlying ETF’s share price to no more than 50% of the Fund’s NAV during the Outcome Period include, but are not limited to: (i) if the Fund disposes of FLEX Options; (ii) if the Fund is unable to maintain the intended proportional relationship based on the number of FLEX Options in the Fund’s portfolio; (iii) significant accrual of Fund expenses in connection with effecting the Fund’s investment strategy; (iv) losses resulting from the Fund’s investment strategy; or (v) adverse tax law changes affecting the treatment of FLEX Options.

Issuer Risk.    Because the Underlying ETF may invest in a limited number of issuers, it is subject to the risk that the value of the Underlying ETF’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer’s goods or services.

Large-Capitalization Companies Risk.  Large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.

Leverage Risk.    To the extent that the Fund borrows money it may be leveraged. Additionally, certain transactions in which the Fund is permitted to engage may present leverage risk. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities. Leveraging may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leveraging, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

Limited Loss Risk.    The Fund’s strategy reduces downside exposure by half relative to the Underlying ETF. There is no guarantee that the Fund will be successful in its strategy to limit the Fund’s exposure to losses in the Underlying ETF’s share price to no more than 50% of the Fund’s NAV during the Outcome Period. In the event an investor purchases shares after the commencement of the Outcome Period or redeems shares prior to the end of the Outcome Period, the investor may not fully participate in the share price gains of the Underlying ETF beyond the Hurdle to which the Fund seeks to provide exposure. The Fund does not provide principal protection and an investor may incur significant losses on their investment, including the potential loss of their entire investment.

Liquidity Risk.    The Fund may invest in securities or instruments that trade in lower volumes and may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Also, the Fund may make investments that are illiquid. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s value. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders (including seed investors) may have a negative impact on the Fund’s liquidity. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV.

Liquidity Risk — Listed Options.    There is no guarantee that a liquid secondary trading market will exist for the listed options, including FLEX Options, in which the Fund may invest. The trading in such listed options may be less deep and liquid than the market for certain other exchange traded option contracts. In a less liquid market for the listed options terminating the listed options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of listed options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its listed option positions. A less liquid trading market may adversely impact the value of the listed options and the value of your investment.

Management Risk.    As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser or Sub-Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser or Sub-Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

Margin Requirements Risk.    The Fund’s positions in listed options, including FLEX Options, on the Underlying ETF are subject to initial and maintenance margin requirements that will require the Fund to pledge assets to collateralize the Fund’s exposure under the options. Margin requirements may increase based on various market conditions, including the volatility or market price of the options or the Underlying ETF. If margin requirements increase, the Fund may be required to sell its investments to meet its margin posting obligations.

Market Risk.    The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments, and those of the Underlying ETF, may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics.

For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Fund and/or the Underlying ETF invests. The effects of such pandemics to public health and business and market conditions, including exchange trading suspensions and closures may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to a pandemic that affect the instruments in which the Fund invests and the Underlying ETF in ways that could have a significant negative impact on the Fund’s investment performance.

Market Trading Risk.    The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for Shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in Shares trading at a significant premium or discount to their NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively.

Micro-Capitalization Companies Risk.  Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

New Fund Risk.    There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable.

Next Generation Internet Companies Risk.    The risks described below apply, in particular, to the Underlying ETF’s investment in Next Generation Internet Companies.

•      Internet Information Provider Company Risk.    Internet information provider companies provide Internet navigation services and reference guide information and publish, provide or present proprietary advertising and/or third party content. Such companies often derive a large portion of their revenues from advertising, and a reduction in spending by or loss of advertisers could seriously harm their business. This business is rapidly evolving and intensely competitive, and is subject to changing technologies, shifting user needs, and frequent introductions of new products and services. The research and development of new, technologically advanced products is a complex and uncertain process requiring high levels of innovation and investment, as well as the accurate anticipation of technology, market trends and consumer needs. The number of people who access the Internet is increasing dramatically and a failure to attract and retain a substantial number of such users to a company’s products and services or to develop products and technologies that are more compatible with alternative devices, could adversely affect operating results. Concerns regarding a company’s products, services or processes that may compromise the privacy of users or other privacy related matters, even if unfounded, could damage a company’s reputation and adversely affect operating results.

•      Catalog and Mail Order House Company Risk.    Catalog and mail order house companies may be exposed to significant inventory risks that may adversely affect operating results due to, among other factors: seasonality, new product launches, rapid changes in product cycles and pricing, defective merchandise, changes in consumer demand and consumer spending patterns, or changes in consumer tastes with respect to products. Demand for products can change significantly between the time inventory or components are ordered and the date of sale. The acquisition of certain types of inventory or components may require significant lead-time and prepayment and they may not be returnable. Failure to adequately predict customer demand or otherwise optimize and operate distribution centers could result in excess or insufficient inventory or distribution capacity, result in increased costs, impairment charges, or both. The business of catalog and mail order house companies can be highly seasonal and failure to stock or restock popular products in sufficient amounts during high demand periods could significantly affect revenue and future growth. Increased website traffic during peak periods could cause system interruptions which may reduce the volume of goods sold and the attractiveness of a company’s products and services.

Non-Diversified Risk.  The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk.    The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties (including the advisers, managers, administrators and other service providers to the Underlying ETF) and failed or inadequate processes and technology or system failures, including those relating to the Underlying ETF. Additionally, the success of the Fund will depend in part upon the skill and expertise of certain personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

Option Writing Risk.  The Fund invests in options that derive their performance from the performance of the Underlying ETF. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the Underlying ETF, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the Underlying ETF. This means that if the Underlying ETF experiences gains for an Outcome Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the Underlying ETF and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of the Underlying ETF or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.

Other Investment Companies Risk.    In addition to investing in options, the Fund invests in the Underlying ETF, which is another investment company. Accordingly, shareholders will bear both their proportionate share of Fund expenses and, indirectly, the expenses of the Underlying ETF. Furthermore, the Fund is exposed to the risks to which the Underlying ETF may be subject.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. In addition, the participation rate may change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods, although the Hurdle strike price is set at 5% over the Underlying ETF’s share price at the beginning of each Outcome Period. This means that the net asset value of the Fund will not increase until the Underlying ETF’s share price exceeds 105% of the Underlying ETF’s share price at the beginning of the Outcome Period plus the Fund’s fees and expenses and when the share price of the Underlying ETF declines the Fund’s returns will be further reduced by the Fund’s fees and expenses. The Hurdle and downside participation offset are established prior to taking into account the Fund’s fees and expenses reflected in the “Fund Fees and Expenses” Table annualized over each Outcome Period. Accordingly, the Fund’s returns will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. As a result, the performance of the Fund over an Outcome period will be reduced by these fees and expenses. If an investor purchases shares after the Outcome Period starts or sell their shares before the Outcome Period ends, they may receive a very different return based on the Fund’s current value. Investors purchasing shares of the Fund after the Outcome Period begins can see their expected Outcome until the end of the period by visiting the https://www.ark-funds.com.

Position Limits Risk.  The options exchanges have established limits on the maximum number of puts and calls covering the same underlying security that may be held or written by a single investor or group of investors acting in concert or under common control (regardless of whether the options are purchased or written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). These are referred to as “position limits.” The position limit applicable to a particular option class is determined by the options exchange based on the number of shares outstanding and trading volume of the security underlying the option. The rules of the options markets generally limit the maximum number of options on the same side of the market (i.e., calls held plus puts written, or puts held plus calls written) with respect to a single underlying interest that may be carried in the accounts of a single investor or group of investors acting in concert. An options market may require that positions in certain listed options or FLEX Options be aggregated with positions in certain other options for purposes of calculating position limits.

The clearing members that clear the Fund’s listed option positions are required to monitor and report the Fund’s positions to the options exchanges and may be required to liquidate positions in excess of these limits. Failure to comply with position limits may result in the imposition of fines and other sanctions by the options exchanges.

Even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Advisor and its affiliates may be aggregated. Therefore, the trading decisions of the Advisor may have to be modified and positions held by the Fund liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund and prevent the Fund from achieving its investment objective. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s investment strategy.

Sector Risk.    The Underlying ETF may, from time to time, invest more heavily in companies in a particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on the Underlying ETF’s performance than if the Underlying ETF held a broader range of investments.

Shareholder Risk.    Certain shareholders, including other funds advised by the Adviser or the Sub-Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment. Redemptions by shareholders could have a negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material effect on the market price of the Shares.

Small- and Medium-Capitalization Companies Risk.  Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Trading Issues.    Trading in Shares on an Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    Certain aspects of the tax treatment of derivative instruments are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. The federal income tax treatment of a derivative may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

Performance

The Fund is newly offered. Performance history will be available for the Fund after it has been in operation for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://ark-funds.com.

Management of the Fund

Investment Adviser.    ARK Investment Management LLC.

Sub-Adviser.  Milliman Financial Risk Management LLC (the “Sub-Adviser” or “Milliman”).

Portfolio Manager.    The following individual has been primarily responsible for the day-to-day management of the Fund’s portfolio since the inception of the Fund: Catherine D. Wood, Chief Investment Officer of the Adviser; Maria Schiopu, CFA, Senior Director and Head of Portfolio Management of the Sub-Adviser; and Jeff Greco, FRM, Senior Director, Head of Strategy Research of the Sub-Adviser.

Purchase and Sale of Shares and Tax Information

For important information about the purchase and sale of Shares, tax information and financial intermediary compensation, please turn to “Summary Information About Purchases and Sales of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries” in this prospectus.

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THE ARK DIET Q4 BUFFER ETF (THE “FUND”) HAS CHARACTERISTICS UNLIKE TRADITIONAL INVESTMENT PRODUCTS. THE FUND IS NOT SUITABLE FOR ALL INVESTORS. YOU MUST CAREFULLY READ THE PROSPECTUS BEFORE DETERMINING WHETHER THE FUND MAY BE A SUITABLE INVESTMENT FOR YOU.

•      The Fund seeks to achieve capital appreciation with a measure of downside protection, for a specified Outcome Period (as described below), that corresponds generally, before fees and expenses, to the share price return of the ARK Innovation ETF (ARKK) (the “Underlying ETF”) above a predefined 5% hurdle rate (the “Hurdle” and the “upside participation”) while providing a measure of protection against potential losses over the Outcome Period so that investors participate in 50% of any decline in the share price of the Underlying ETF measured from its value at the beginning of each Outcome Period (the “downside participation offset”). Although the Fund seeks to implement a targeted outcome strategy as described below, there is no guarantee that the Fund will successfully achieve its investment objective or any targeted outcomes. An investor may lose some or all of their investment in the Fund.

•      The Fund’s Outcome Period* is the 12-month period from October 1 to September 30.

•      Delta-One Exposure:    The Fund invests substantially all of its assets in the Underlying ETF, creating a delta-one position (meaning that the price of the Fund’s shares moves one-for-one with the share price of the Underlying ETF) that provides full, unhedged exposure to the Underlying ETF throughout the Outcome Period.

•      Call Write to Fund Options Budget:    On the trading day prior to the start of an Outcome Period (an “Initial Investment Day”), the Fund writes (sells) at-the-money call options on the Underlying ETF, with a notional value equal to 100% of the Fund’s NAV. This written call position caps direct participation in the Underlying ETF’s upside through share ownership at 100% of its starting value and generates the option premium budget used to construct the Fund’s payoff structure.

•      Downside Participation Offset:    The Fund uses part of the call premium to create the downside participation offset by purchasing at-the-money put options on the Underlying ETF with a notional value equal to 50% of the Fund’s NAV. This put position offsets half of the Fund’s delta-one exposure to the Underlying ETF’s downside, resulting in a 50% net downside participation over the Outcome Period. In other words, for every 2% decline in the Underlying ETF, the net asset value of the Fund is expected to decline by approximately 1%. The strategy reduces downside exposure by half relative to the Underlying ETF. There is no guarantee the Fund will successfully offset against losses of the Underlying ETF. The downside participation offset is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period. The downside participation offset is discussed in further detail below and in the Prospectus.

•      Hurdle and Participation Rate:    The Fund uses the remaining premium to establish the Hurdle and upside participation rate by purchasing out-of-the-money call options on the Underlying ETF with strike prices equal to 105% of the Underlying ETF’s share price at the beginning of the Outcome Period. This creates a zero payoff region between 100% and 105%, meaning the net asset value of the Fund will not increase until the Underlying ETF’s share price exceeds 105% of the Underlying ETF’s share price at the beginning of the Outcome Period plus the Fund’s fees and expenses, and allows the Fund to provide maximum upside participation above the Hurdle through the long calls, subject to the size of the notional coverage. The participation rate is determined prior to each Outcome Period by the Sub-Adviser.

_______________

*     The start and end dates of an Outcome Period may be adjusted if they fall on a Saturday, Sunday or holiday.

•      The Hurdle, participation rate and downside participation offset are established prior to taking into account the fees and expenses reflected in the Fund’s “Fund Fees and Expenses” Table (included in the Prospectus) annualized over each Outcome Period.  Accordingly, the performance of the Fund over an Outcome Period will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. This means that the Fund’s NAV will only increase to the extent that the Fund’s participation in the Underlying ETF’s share price increase beyond the 5% Hurdle exceeds the Fund’s fees and expenses. This also means that the Fund’s returns will be further reduced by the Fund’s fees and expenses when the share price of the Underlying ETF declines. The Fund will receive any dividends paid by the Underlying ETF with respect to the shares in the Underlying ETF held by the Fund.

•      The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if you purchase shares of the Fund by the first day of an Outcome Period and hold them continuously through the last day of the Outcome Period.  The outcomes sought by the Fund are based upon the Fund’s NAV on the business day immediately prior to the first day of an Outcome Period. An investor that purchases shares of the Fund after the commencement of an Outcome Period will likely experience investment outcomes very different from those sought by the Fund over the entire Outcome Period. Conversely, an investor that sells shares of the Fund prior to the end of an Outcome Period will likely also experience investment outcomes very different from those sought by the Fund over the entire outcome period.

•      Please note in particular:

•      An investor purchasing shares after the Fund has increased in value during an Outcome Period would not benefit from the downside participation offset until the Fund’s NAV has decreased to its NAV at the commencement of the Outcome Period.

•      Because the downside participation offset is designed to be in effect only at the end of an Outcome Period, an investor who sells Fund shares before the end of an Outcome Period may not experience the full effect of the downside participation offset. There is no guarantee that the Fund will be successful in its attempt to provide the targeted outcomes.

•      Targeted outcomes are based on NAV but individual shares of the Fund can only be purchased and sold in secondary market transactions at market price.

•      After the conclusion of an Outcome Period, another 12-month Outcome Period will begin.

•      On or about the commencement of an Outcome Period, the Fund will supplement this prospectus and publish on its website (https://www.ark-funds.com) the Fund’s participation rate for the next Outcome Period. Investors considering an investment in the Fund must visit the website for the latest information.

The Fund’s website (https://www.ark-funds.com) provides important information about the Fund on a daily basis, including information about the effect of the downside participation offset and Hurdle for the Outcome Period, the then-current Outcome Period, the then-current Outcome Period’s start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund for the Outcome Period. Investors considering an investment in the Fund must visit the website for the latest information.

INVESTOR SUITABILITY

You should consider this investment only if all of the following factors apply to you:

•      you fully understand the risks inherent in an investment in the Fund and acknowledge that there is no guarantee that the Fund will successfully achieve its investment objective or any targeted outcomes;

•      you seek protection against approximately half (50%) of the losses of the Underlying ETF for an investment in the Fund held for the duration of an entire Outcome Period and understand that there is no guarantee that the Fund will be successful in its attempt to provide protection through the downside participation offset;

•      you are willing to be exposed to approximately half (50%) of the losses of the Underlying ETF (before the deduction of Fund fees and expenses);

•      you desire to invest in a product with a return that depends primarily upon the performance of the Underlying ETF over successive 12-month Outcome Periods;

•      you are willing to hold shares for the duration of an entire Outcome Period in order to achieve the targeted outcomes that the Fund seeks to provide and you are willing to accept the risk that, if you choose to sell Fund shares during an Outcome Period, you will likely receive a very different return based on the Fund’s value at the time of your sale;

•      you fully understand that purchases or sales of Fund shares made during an Outcome Period may not fully benefit from the downside participation offset;

•      you understand that the Fund’s investment strategies are not expected to result in payment of dividends by the Fund to you;

•      you are willing to accept the risk of losing your entire investment; and

•      you have visited the Fund’s website and understand the targeted outcomes based upon the time of your purchase.

SUMMARY INFORMATION

ARK DIET Q4 Buffer ETF (ARKT)

Investment Objective

The ARK DIET Q4 Buffer ETF’s (“Fund”) investment objective is capital appreciation with a measure of downside protection.

Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries on their purchases and sales of Shares, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.69%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)(b)	0.00%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses(b)	1.44%
Fee Waiver(c)	0.55%
Total Annual Fund Operating Expenses After Fee Waiver	0.89%

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(a)     Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).

(b)       Other Expenses, Acquired Fund Fees and Expenses and Total Annual Fund Operating Expenses are based on estimated expenses for the current fiscal year.

(c)     The Adviser has voluntarily agreed to waive a portion of its management fee payable by the Fund in an amount equal to the investment advisory fee portion of the management fee it earns as an investment adviser to the affiliated fund(s)  in which the Fund invests. The fee waiver arrangement will continue for at least one year from the date of this Prospectus and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Year	Expenses
1	$ 91
3	$401

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. This Fund is newly offered. Therefore, it does not have a turnover rate to report for the most recent fiscal year.

Principal Investment Strategies

The ARK DIET Q4 Buffer ETF (the “Fund”) is an actively-managed exchange-traded fund (“ETF”) that, for rolling 12-month periods from October 1 to September 30 (each, an “Outcome Period”) seeks to provide investors with a defined risk-return profile, before fees and expenses. Specifically, the Fund is structured to provide, before fees and expenses, 50% downside participation in the share price of the ARK Innovation ETF (the “Underlying ETF”), measured from its value at the beginning of each Outcome Period (the “downside participation offset”). In other words, the strategy reduces downside exposure by half relative to the Underlying ETF. At the same time, the Fund is structured to provide maximum participation in the share price return of the Underlying ETF above a predefined 5% hurdle rate (the “Hurdle” and the “upside participation”). The Hurdle is defined as 105% of the Underlying ETF’s share price at the beginning of each Outcome Period, and corresponds to the strike price of the long out-of-the-money call options purchased by the Fund to capture the upside performance beyond that threshold. The rate of the Fund’s participation in the upside share price return of the Underlying ETF (“participation rate”) after the Hurdle is established based on the notional coverage achievable with the remaining amount of option premium budget after the Fund constructs the Hurdle and the downside participation offset.

The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. If an investor purchases or sells shares during the Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve.

The Hurdle, participation rate and downside participation offset are established prior to taking into account the Fund’s fees and expenses reflected in the “Fund Fees and Expenses” Table annualized over each Outcome Period. Accordingly, the Fund’s returns will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. This means that the Fund’s NAV will only increase to the extent that the Fund’s participation in the Underlying ETF’s share price increase beyond the 5% Hurdle exceeds the Fund’s fees and expenses. This also means that the Fund’s returns will be further reduced by the Fund’s fees and expenses when the share price of the Underlying ETF declines. The Fund will receive any dividends paid by the Underlying ETF with respect to the shares in the Underlying ETF held by the Fund.

On or about the commencement of an Outcome Period, the Fund will supplement this prospectus and publish on its website (https://www.ark-funds.com) the Fund’s participation rate for the next Outcome Period. Investors considering an investment in the Fund must visit the website for the latest information.

Use of Options

To pursue this objective, the Fund employs a structured options strategy:

1.   Delta-One Exposure:    The Fund invests substantially all of its assets in the Underlying ETF, creating a delta-one position (meaning that the price of the Fund’s shares moves one-for-one with the share price of the Underlying ETF) that provides full, unhedged exposure to the Underlying ETF throughout the Outcome Period; and,

2.   Call Write to Fund Options Budget:    On the trading day prior to the start of an Outcome Period (an “Initial Investment Day”), the Fund writes (sells) at-the-money call options on the Underlying ETF, with a notional value equal to 100% of the Fund’s NAV. This written call position caps direct participation in the Underlying ETF’s upside at 100% of its starting value and generates the option premium budget used to construct the Fund’s payoff structure; and,

3.   Use of Option Premiums:

a.   Downside Participation Offset:    The Fund uses part of the call premium to create the downside participation offset by purchasing at-the-money put options on the Underlying ETF with a notional value equal to 50% of the Fund’s NAV. This put position offsets half of the Fund’s delta-one exposure to the Underlying ETF’s downside, resulting in a 50% net downside participation over the Outcome Period. In other words, for every 2% decline in the Underlying ETF, the net asset value of the Fund is expected to decline by approximately 1%; and,

b.   Hurdle and Participation Rate:    The Fund uses the remaining premium to establish the Hurdle and upside participation rate by purchasing out-of-the-money call options on the Underlying ETF with strike prices equal to 105% of the Underlying ETF’s share price at the beginning of the Outcome Period. This creates a zero payoff region between 100% and 105%, meaning the net asset value of the Fund will not increase until the Underlying ETF’s share price exceeds 105% of the Underlying ETF’s share price at the beginning of the Outcome Period plus the Fund’s fees and expenses, and allows the Fund to provide maximum upside participation above the Hurdle through the long calls, subject to the size of the notional coverage. The participation rate is determined prior to each Outcome Period by the Sub-Adviser.

Participation Rate Above the Hurdle

The Fund’s long out-of-the-money call options provide the right to purchase shares of the Underlying ETF at the Hurdle. To the extent the Underlying ETF’s share price exceeds the Hurdle at the end of the Outcome Period, the Fund is expected to realize those excess returns, before fees and expenses, through the cash settlement of these call options. The level of upside participation rate will reflect the notional exposure of the Fund’s long out-of-the-money call options, which is expected to provide meaningful but less than one-for-one participation in gains above the Hurdle. Actual participation may vary depending on market conditions and option pricing and will be based on the notional coverage achievable with the remaining amount of option premium budget after the Fund constructs the downside participation offset.

Because the Fund’s strategy relies on options, its performance, even when the Underlying ETF’s share price gains significantly, may underperform a direct investment in the Underlying ETF. This is particularly true when the costs associated with purchasing long call options are high. As such, the Fund’s correlation to the Underlying ETF’s returns above the Hurdle is expected to be lower than a direct investment and could, in some environments, be substantially less.

Options Sourcing and Execution

The Fund will invest in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customizable option contracts listed on and available through the Chicago Board Option Exchange (“Cboe”) and guaranteed for settlement by the Options Clearing Corporation (“OCC”). These options allow customization of key terms such as strike price, exercise style, and expiration date, while offering transparent, competitive pricing through auction markets. Importantly, FLEX options eliminate the counterparty risk associated with over-the-counter (“OTC”) derivatives by benefiting from OCC clearing.

The Fund will invest in European-style FLEX Options, which can only be exercised at expiration. These options will be based on the performance of the Underlying ETF and are designed to expire on the last day of the Outcome Period. In general, the Fund intends to maximize its use of FLEX Options, as they provide an optimal blend of OCC guarantees, customization, price discovery, expiration-style consistency — all of which align well with the Fund’s outcome-seeking strategy. However, the Fund may use standardized listed options when the Sub-Adviser believes doing so offers beneficial market exposure or enhanced portfolio efficiency.

“DIET” in the Fund’s name stands for “defined innovation exposure term.”

Strategy of the Underlying ETF

The Underlying ETF is an actively-managed ETF that will invest under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the Underlying ETF’s investment theme of disruptive innovation. The Adviser defines “disruptive innovation” as the introduction of a technologically enabled new product or service that potentially changes the way the world works. The Adviser believes that companies relevant to this theme are those that rely on or benefit from the development of new products or services, technological improvements and advancements in scientific research relating to the areas of genomics; innovation in automation and manufacturing, transportation, energy, artificial intelligence and materials; the increased use of shared technology, infrastructure and services; and technologies that make financial services more efficient. The Underlying ETF is classified as a “non-diversified” investment company under the Investment Company Act of 1940, which means that it may invest a high percentage of its assets in a limited number of issuers.

Illustration: Potential Scenarios (Before and after Fund Fee and Expense Deductions)

The following chart illustrates the hypothetical returns that the Fund seeks to provide where an investor purchases shares of the Fund by the first day of an Outcome Period and holds those shares for the entire Outcome Period, assuming a participation rate of 70%. The returns shown in the chart are based on a hypothetical Hurdle and downside participation offset and hypothetical performance of the Underlying ETF in certain illustrative scenarios. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective or provide any targeted outcome.

The above chart is not intended to predict or project the performance of the Fund’s options, the Underlying ETF or the Fund. The actual performance of the Underlying ETF may be lower than the hypothetical performance shown in the above table. Investors should not take this information as an assurance of the expected performance of the Fund’s options, the Underlying ETF or the Fund. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period. Please contact your financial intermediary for more information.

Principal Risks

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Authorized Participants Concentration Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”) on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value (“NAV”).

Clearing Member Default Risk.  Transactions in certain options such as FLEX Options and listed options are required to be centrally cleared (“cleared options”). In a transaction involving cleared options, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared options through accounts at clearing members. In cleared options positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Margin requirements are set by the OCC and the Fund’s clearing member and generally may be increased at any time. Margin requirements could increase significantly during periods of volatility or market disruptions, and the Fund may be forced to sell assets at a disadvantageous time or price to meet such margin calls, which could negatively impact the Fund’s performance. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Communications Sector Risk.    The Underlying ETF will be more affected by the performance of the communications sector than a fund with less exposure to such sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Risk.    The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Currency Risk.    Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to other currencies will adversely affect the value of the Fund’s investments denominated in those other currencies.

Cyber Security Risk.  As the use of internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events from external or internal sources that may cause the Fund to lose proprietary information, suffer data corruption, lose operational capacity, or result in unauthorized access to confidential information. Such events could prevent the Fund from engaging in normal business activities and cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve, among other things, unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, ransomware attacks that impair the Fund’s ability to access its data or systems until a ransom is paid, or denial-of-service attacks that make network services unavailable to intended users. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. In addition, cyber security breaches of the Fund’s third-party service providers, such as its adviser, administrator, transfer agent or custodian, the Fund’s trading counterparties, and issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Cyber security breaches experienced by an issuer in which the Fund invests can also impact the value of the Fund’s investment in that issuer. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of its third-party service providers, trading counterparties, or issuers.

Depositary Receipts Risk.    Depositary receipts generally involve similar risks to those associated with investments in foreign securities. Depositary receipts are securities that are typically issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign securities. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Underlying ETF and may negatively impact the Underlying ETF’s performance.

Derivatives Risk.    Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These include credit risk, liquidity risk, management risk and leverage risk. Derivative products are highly specialized instruments that require an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund’s investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly. The failure of another party to a derivative to comply with the terms may cause the Fund to incur a loss. The credit risk for exchange-traded or centrally cleared derivatives is generally less than for privately negotiated derivatives through the interposition of a clearinghouse to the exchange-traded or centrally-cleared derivative trade, which provides a guarantee of performance. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

Disruptive Innovation Risk.  Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Underlying ETF may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

Emerging Market Securities Risk.    Investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Underlying ETF is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

Equity Securities Risk.    The value of the equity securities the Underlying ETF holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Underlying ETF holds participate or factors relating to specific companies in which the Underlying ETF invests. These can include stock movements, purchases or sales of securities by the Underlying ETF, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Underlying ETF’s equity investments.

•      Special Purpose Acquisition Companies (SPACs).    The Underlying ETF may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

Expenses Risk.    You may invest in the Underlying ETF directly. By investing in the Underlying ETF indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying ETF (including operating costs and investment management fees), but also expenses of the Fund.

Financial Technology Risk.    Companies that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. Fintech Innovation Companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Laws generally vary by country, creating some challenges to achieving scale. A Fintech Innovation Company may not currently derive any revenue, and there is no assurance that such company will derive any revenue from innovative technologies in the future. Additionally, Fintech Innovation Companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks, increased regulatory oversight and disruptions in the technology they depend on.

FLEX Options Risk.  The Fund utilizes FLEX Options guaranteed for settlement by the OCC, and it bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices (and may have to pay a premium or accept a discounted price). The Fund may experience substantial downside from certain FLEX Option positions, and FLEX Option positions may expire worthless. The value of the FLEX Options will be affected by, among other things, changes in the value of the Underlying ETF, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time until the FLEX Options expire. The value of FLEX Options does not increase or decrease at the same rate as the level of the Underlying ETF (although they generally move in the same direction). Due to the cost of the options used by the Fund and other Fund fees and expenses, the correlation of the Fund’s performance to that of the Underlying ETF is expected to be less than if the Fund solely invested directly in the Underlying ETF (i.e., without using options), and could be substantially less.

Foreign Securities Risk.    The Underlying ETF’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market. For instance, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and any other governments may result in losses. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Underlying ETF from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Underlying ETF’s liquidity and performance. The Underlying ETF normally will not hedge any foreign currency exposure.

Future Expected Genomic Business Risk.    The Adviser may invest some of the Underlying ETF’s assets in Genomics Revolution Companies that do not currently derive a substantial portion of their current revenues from genomic-focused businesses and there is no assurance that any company will do so in the future, which may adversely affect the ability of the Underlying ETF to achieve its investment objective.

Health Care Sector Risk.    The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are: (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability; (ii) subject to extensive litigation based on product liability and similar claims; and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals.

The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. In addition, issuers in the health care sector include issuers having their principal activities in the biotechnology industry, medical laboratories and research, drug laboratories and research and drug manufacturers, which have the additional risks described below.

•      Biotechnology Company Risk.    A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the U.S. Food and Drug Administration, the U.S. Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

•      Pharmaceutical Company Risk.    Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Information Technology Sector Risk.    The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

•      Internet Company Risk.    Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.

•      Semiconductor Company Risk.    Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

•      Software Industry Risk.    The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

International Closed-Market Trading Risk.  Because certain of the Underlying ETF’s underlying securities trade on an exchange that is closed when the securities exchange on which Underlying ETF shares list and trade is open, there are likely to be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), likely resulting in premiums or discounts to NAV that may be greater than those experienced by ETFs that do not invest in foreign securities.

Investments in Affiliated Underlying Funds.    The investments of the Fund will be concentrated in the Underlying ETF subject to limitations and/or conditions prescribed by the Investment Company Act. The Investment Adviser is compensated by the Fund and the Underlying ETF for advisory services provided. The portfolio managers may also be subject to conflicts of interest in allocating Fund assets to the Underlying ETF because the Fund’s portfolio management team may also manage the Underlying ETF. The Trustees and officers of ARK ETF Trust (the “Trust”) may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying ETF, for which the Adviser serves as investment adviser. In addition, the Investment Adviser’s authority to allocate investments among affiliated and unaffiliated investment companies creates conflicts of interest. For example, investing in affiliated investment companies could cause the Fund to incur higher fees and may cause the Investment Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or affiliated investment companies.

Investment Objective and Outcomes Risk.    There is no guarantee that the Fund will succeed in its attempt to achieve its investment objective and/or its strategy to limit the Fund’s exposure to losses in the Underlying ETF’s share price to no more than 50% of the Fund’s NAV during the Outcome Period. An investor could lose some or all of their investment in the Fund. Circumstances under which the Fund might not achieve its objective and/or its strategy to limit the Fund’s exposure to losses in the Underlying ETF’s share price to no more than 50% of the Fund’s NAV during the Outcome Period include, but are not limited to: (i) if the Fund disposes of FLEX Options; (ii) if the Fund is unable to maintain the intended proportional relationship based on the number of FLEX Options in the Fund’s portfolio; (iii) significant accrual of Fund expenses in connection with effecting the Fund’s investment strategy; (iv) losses resulting from the Fund’s investment strategy; or (v) adverse tax law changes affecting the treatment of FLEX Options.

Issuer Risk.    Because the Underlying ETF may invest in a limited number of issuers, it is subject to the risk that the value of the Underlying ETF’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer’s goods or services.

Large-Capitalization Companies Risk.  Large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.

Leverage Risk.    To the extent that the Fund borrows money it may be leveraged. Additionally, certain transactions in which the Fund is permitted to engage may present leverage risk. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities. Leveraging may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leveraging, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

Limited Loss Risk.    The Fund’s strategy reduces downside exposure by half relative to the Underlying ETF. There is no guarantee that the Fund will be successful in its strategy to limit the Fund’s exposure to losses in the Underlying ETF’s share price to no more than 50% of the Fund’s NAV during the Outcome Period. In the event an investor purchases shares after the commencement of the Outcome Period or redeems shares prior to the end of the Outcome Period, the investor may not fully participate in the share price gains of the Underlying ETF beyond the Hurdle to which the Fund seeks to provide exposure. The Fund does not provide principal protection and an investor may incur significant losses on their investment, including the potential loss of their entire investment.

Liquidity Risk.    The Fund may invest in securities or instruments that trade in lower volumes and may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Also, the Fund may make investments that are illiquid. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s value. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders (including seed investors) may have a negative impact on the Fund’s liquidity. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV.

Liquidity Risk — Listed Options.    There is no guarantee that a liquid secondary trading market will exist for the listed options, including FLEX Options, in which the Fund may invest. The trading in such listed options may be less deep and liquid than the market for certain other exchange traded option contracts. In a less liquid market for the listed options terminating the listed options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of listed options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its listed option positions. A less liquid trading market may adversely impact the value of the listed options and the value of your investment.

Management Risk.    As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser or Sub-Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser or Sub-Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

Margin Requirements Risk.    The Fund’s positions in listed options, including FLEX Options, on the Underlying ETF are subject to initial and maintenance margin requirements that will require the Fund to pledge assets to collateralize the Fund’s exposure under the options. Margin requirements may increase based on various market conditions, including the volatility or market price of the options or the Underlying ETF. If margin requirements increase, the Fund may be required to sell its investments to meet its margin posting obligations.

Market Risk.    The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments, and those of the Underlying ETF, may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics.

For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Fund and/or the Underlying ETF invests. The effects of such pandemics to public health and business and market conditions, including exchange trading suspensions and closures may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to a pandemic that affect the instruments in which the Fund invests and the Underlying ETF in ways that could have a significant negative impact on the Fund’s investment performance.

Market Trading Risk.    The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for Shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in Shares trading at a significant premium or discount to their NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively.

Micro-Capitalization Companies Risk.  Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

New Fund Risk.    There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable.

Next Generation Internet Companies Risk.    The risks described below apply, in particular, to the Underlying ETF’s investment in Next Generation Internet Companies.

•      Internet Information Provider Company Risk.    Internet information provider companies provide Internet navigation services and reference guide information and publish, provide or present proprietary advertising and/or third party content. Such companies often derive a large portion of their revenues from advertising, and a reduction in spending by or loss of advertisers could seriously harm their business. This business is rapidly evolving and intensely competitive, and is subject to changing technologies, shifting user needs, and frequent introductions of new products and services. The research and development of new, technologically advanced products is a complex and uncertain process requiring high levels of innovation and investment, as well as the accurate anticipation of technology, market trends and consumer needs. The number of people who access the Internet is increasing dramatically and a failure to attract and retain a substantial number of such users to a company’s products and services or to develop products and technologies that are more compatible with alternative devices, could adversely affect operating results. Concerns regarding a company’s products, services or processes that may compromise the privacy of users or other privacy related matters, even if unfounded, could damage a company’s reputation and adversely affect operating results.

•      Catalog and Mail Order House Company Risk.    Catalog and mail order house companies may be exposed to significant inventory risks that may adversely affect operating results due to, among other factors: seasonality, new product launches, rapid changes in product cycles and pricing, defective merchandise, changes in consumer demand and consumer spending patterns, or changes in consumer tastes with respect to products. Demand for products can change significantly between the time inventory or components are ordered and the date of sale. The acquisition of certain types of inventory or components may require significant lead-time and prepayment and they may not be returnable. Failure to adequately predict customer demand or otherwise optimize and operate distribution centers could result in excess or insufficient inventory or distribution capacity, result in increased costs, impairment charges, or both. The business of catalog and mail order house companies can be highly seasonal and failure to stock or restock popular products in sufficient amounts during high demand periods could significantly affect revenue and future growth. Increased website traffic during peak periods could cause system interruptions which may reduce the volume of goods sold and the attractiveness of a company’s products and services.

Non-Diversified Risk.  The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk.    The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties (including the advisers, managers, administrators and other service providers to the Underlying ETF) and failed or inadequate processes and technology or system failures, including those relating to the Underlying ETF. Additionally, the success of the Fund will depend in part upon the skill and expertise of certain personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

Option Writing Risk.    The Fund invests in options that derive their performance from the performance of the Underlying ETF. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the Underlying ETF, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the Underlying ETF. This means that if the Underlying ETF experiences gains for an Outcome Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the Underlying ETF and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of the Underlying ETF or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.

Other Investment Companies Risk.    In addition to investing in options, the Fund invests in the Underlying ETF, which is another investment company. Accordingly, shareholders will bear both their proportionate share of Fund expenses and, indirectly, the expenses of the Underlying ETF. Furthermore, the Fund is exposed to the risks to which the Underlying ETF may be subject.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. In addition, the participation rate may change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods, although the Hurdle strike price is set at 5% over the Underlying ETF’s share price at the beginning of each Outcome Period. This means that the net asset value of the Fund will not increase until the Underlying ETF’s share price exceeds 105% of the Underlying ETF’s share price at the beginning of the Outcome Period plus the Fund’s fees and expenses and when the share price of the Underlying ETF declines the Fund’s returns will be further reduced by the Fund’s fees and expenses. The Hurdle and downside participation offset are established prior to taking into account the Fund’s fees and expenses reflected in the “Fund Fees and Expenses” Table annualized over each Outcome Period. Accordingly, the Fund’s returns will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. As a result, the performance of the Fund over an Outcome period will be reduced by these fees and expenses. If an investor purchases shares after the Outcome Period starts or sell their shares before the Outcome Period ends, they may receive a very different return based on the Fund’s current value. Investors purchasing shares of the Fund after the Outcome Period begins can see their expected Outcome until the end of the period by visiting the https://www.ark-funds.com.

Position Limits Risk.    The options exchanges have established limits on the maximum number of puts and calls covering the same underlying security that may be held or written by a single investor or group of investors acting in concert or under common control (regardless of whether the options are purchased or written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). These are referred to as “position limits.” The position limit applicable to a particular option class is determined by the options exchange based on the number of shares outstanding and trading volume of the security underlying the option. The rules of the options markets generally limit the maximum number of options on the same side of the market (i.e., calls held plus puts written, or puts held plus calls written) with respect to a single underlying interest that may be carried in the accounts of a single investor or group of investors acting in concert. An options market may require that positions in certain listed options or FLEX Options be aggregated with positions in certain other options for purposes of calculating position limits.

The clearing members that clear the Fund’s listed option positions are required to monitor and report the Fund’s positions to the options exchanges and may be required to liquidate positions in excess of these limits. Failure to comply with position limits may result in the imposition of fines and other sanctions by the options exchanges.

Even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Advisor and its affiliates may be aggregated. Therefore, the trading decisions of the Advisor may have to be modified and positions held by the Fund liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund and prevent the Fund from achieving its investment objective. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s investment strategy.

Sector Risk.    The Underlying ETF may, from time to time, invest more heavily in companies in a particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on the Underlying ETF’s performance than if the Underlying ETF held a broader range of investments.

Shareholder Risk.    Certain shareholders, including other funds advised by the Adviser or the Sub-Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment. Redemptions by shareholders could have a negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material effect on the market price of the Shares.

Small- and Medium-Capitalization Companies Risk.  Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Trading Issues.    Trading in Shares on an Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    Certain aspects of the tax treatment of derivative instruments are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. The federal income tax treatment of a derivative may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

Performance

The Fund is newly offered. Performance history will be available for the Fund after it has been in operation for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at http://ark-funds.com.

Management of the Fund

Investment Adviser.    ARK Investment Management LLC.

Sub-Adviser.  Milliman Financial Risk Management LLC (the “Sub-Adviser” or “Milliman”).

Portfolio Manager.    The following individual has been primarily responsible for the day-to-day management of the Fund’s portfolio since the inception of the Fund: Catherine D. Wood, Chief Investment Officer of the Adviser; Maria Schiopu, CFA, Senior Director and Head of Portfolio Management of the Sub-Adviser; and Jeff Greco, FRM, Senior Director, Head of Strategy Research of the Sub-Adviser.

Purchase and Sale of Shares and Tax Information

For important information about the purchase and sale of Shares, tax information and financial intermediary compensation, please turn to “Summary Information About Purchases and Sales of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries” in this prospectus.

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Summary Information About Purchases and Sales of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

Purchase and Sale of Fund Shares

Each Fund issues and redeems Shares at their NAV only in a large specified number of Shares each called a “Creation Unit,” or multiples thereof, and only with APs who have entered into contractual arrangements with the Fund’s distributor (“Distributor”).

Individual Shares (rather than Creation Units) of a Fund may only be purchased and sold on a national securities exchange through a broker or dealer at market price. The prices at which individual Shares may be purchased and sold on a national securities exchange through brokers are based on market prices and, because Shares will trade at market prices rather than at NAV, individual Shares of a Fund may trade at a price greater than or less than NAV. Shares of the Funds are listed on the Cboe BZX Exchange (“Cboe” or the “Exchange”).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website at http://ark-funds.com.

Tax Information

Each Fund’s distributions are taxable and generally will be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

The Adviser and its related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of the Fund Shares and related services. These payments create a conflict of interest by influencing your broker/dealer, sales persons or other intermediary or its employees or associated persons to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES AND RISKS

Investment Objective of the Fund

The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees (“Board”) of ARK ETF Trust (“Trust”) without shareholder approval. There is no assurance that the Fund will meet its investment objective.

Principal Investment Strategies

Each of the ARK DIET Q1 Buffer ETF, the ARK DIET Q2 Buffer ETF, the ARK DIET Q3 Buffer ETF and the ARK DIET Q4 Buffer ETF (each, a “Fund”, and together, the “Funds”) is an actively-managed exchange-traded fund (“ETF”) that, for rolling 12-month periods from January 1 to December 31, April 1 to March 31, July 1 to June 30, and October 1 to September 30 (each, an “Outcome Period”), respectively, seeks to provide investors with a defined risk-return profile, before fees and expenses. Specifically, the Fund (which, for the remainder of this Prospectus, refers to one or more of the Funds offered in this Prospectus) is structured to provide, before fees and expenses, 50% downside participation in the share price of the ARK Innovation ETF (the “Underlying ETF”), measured from its value at the beginning of each Outcome Period (the “downside participation offset”). In other words, the strategy reduces downside exposure by half relative to the Underlying ETF. At the same time, the Fund is structured to provide maximum participation in the share price return of the Underlying ETF above a predefined 5% hurdle rate (the “Hurdle” and the “upside participation”). The Hurdle is defined as 105% of the Underlying ETF’s share price at the beginning of each Outcome Period, and corresponds to the strike price of the long out-of-the-money call options purchased by the Fund to capture the upside performance beyond that threshold. The rate of the Fund’s participation in the upside share price return of the Underlying ETF (“participation rate”) after the Hurdle is established based on the notional coverage achievable with the remaining amount of option premium budget after the Fund constructs the Hurdle and the downside participation offset.

The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. If an investor purchases or sells shares during the Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve.

The Hurdle, participation rate and downside participation offset are established prior to taking into account the Fund’s fees and expenses reflected in the “Fund Fees and Expenses” Table annualized over each Outcome Period. Accordingly, the Fund’s returns will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. This means that the Fund’s NAV will only increase to the extent that the Fund’s participation in the Underlying ETF’s share price increase beyond the 5% Hurdle exceeds the Fund’s fees and expenses. This also means that the Fund’s returns will be further reduced by the Fund’s fees and expenses when the share price of the Underlying ETF declines. The Fund will receive any dividends paid by the Underlying ETF with respect to the shares in the Underlying ETF held by the Fund.

On or about the commencement of an Outcome Period, the Fund will supplement this prospectus and publish on its website (https://www.ark-funds.com) the Fund’s participation rate for the next Outcome Period. Investors considering an investment in the Fund must visit the website for the latest information.

Use of Options

To pursue this objective, the Fund employs a structured options strategy:

1.   Delta-One Exposure:    The Fund invests substantially all of its assets in the Underlying ETF, creating a delta-one position (meaning that the price of the Fund’s shares moves one-for-one with the share price of the Underlying ETF) that provides full, unhedged exposure to the Underlying ETF throughout the Outcome Period; and,

2.   Call Write to Fund Options Budget:    On the trading day prior to the start of an Outcome Period (an “Initial Investment Day”), the Fund writes (sells) at-the-money call options on the Underlying ETF, with a notional value equal to 100% of the Fund’s NAV. This written call position caps direct participation in the Underlying ETF’s upside at 100% of its starting value and generates the option premium budget used to construct the Fund’s payoff structure; and,

3.   Use of Option Premiums:

a.   Downside Participation Offset:    The Fund uses part of the call premium to create the downside participation offset by purchasing at-the-money put options on the Underlying ETF with a notional value equal to 50% of the Fund’s NAV. This put position offsets half of the Fund’s delta-one exposure to the Underlying ETF’s downside, resulting in a 50% net downside participation over the Outcome Period. In other words, for every 2% decline in the Underlying ETF, the net asset value of the Fund is expected to decline by approximately 1%; and,

b.   Hurdle and Participation Rate:    The Fund uses the remaining premium to establish the Hurdle and upside participation rate by purchasing out-of-the-money call options on the Underlying ETF with strike prices equal to 105% of the Underlying ETF’s share price at the beginning of the Outcome Period. This creates a zero payoff region between 100% and 105%, meaning the net asset value of the Fund will not increase until the Underlying ETF’s share price exceeds 105% of the Underlying ETF’s share price at the beginning of the Outcome Period plus the Fund’s fees and expenses, and allows the Fund to provide maximum upside participation above the Hurdle through the long calls, subject to the size of the notional coverage. The participation rate is determined prior to each Outcome Period by the Sub-Adviser.

Participation Rate Above the Hurdle

The Fund’s long out-of-the-money call options provide the right to purchase shares of the Underlying ETF at the Hurdle. To the extent the Underlying ETF’s share price exceeds the Hurdle at the end of the Outcome Period, the Fund is expected to realize those excess returns, before fees and expenses, through the cash settlement of these call options. The level of upside participation rate will reflect the notional exposure of the Fund’s long out-of-the-money call options, which is expected to provide meaningful but less than one-for-one participation in gains above the Hurdle. Actual participation may vary depending on market conditions and option pricing and will be based on the notional coverage achievable with the remaining amount of option premium budget after the Fund constructs the downside participation offset.

Because the Fund’s strategy relies on options, its performance, even when the Underlying ETF’s share price gains significantly, may underperform a direct investment in the Underlying ETF. This is particularly true when the costs associated with purchasing long call options are high. As such, the Fund’s correlation to the Underlying ETF’s returns above the Hurdle is expected to be lower than a direct investment and could, in some environments, be substantially less.

Options Sourcing and Execution

The Fund will invest in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customizable option contracts listed on and available through the Chicago Board Option Exchange (“Cboe”) and guaranteed for settlement by the Options Clearing Corporation (“OCC”). These options allow customization of key terms such as strike price, exercise style, and expiration date, while offering transparent, competitive pricing through auction markets. Importantly, FLEX options eliminate the counterparty risk associated with over-the-counter (“OTC”) derivatives by benefiting from OCC clearing.

The Fund will invest in European-style FLEX Options, which can only be exercised at expiration. These options will be based on the performance of the Underlying ETF and are designed to expire on the last day of the Outcome Period. In general, the Fund intends to maximize its use of FLEX Options, as they provide an optimal blend of OCC guarantees, customization, price discovery, expiration-style consistency — all of which align well with the Fund’s outcome-seeking strategy. However, the Fund may use standardized listed options when the Sub-Adviser believes doing so offers beneficial market exposure or enhanced portfolio efficiency.

Strategy of the Underlying ETF

The Underlying ETF is an actively-managed ETF that will invest under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the Underlying ETF’s investment theme of disruptive innovation. The Adviser defines “disruptive innovation” as the introduction of a technologically enabled new product or service that potentially changes the way the world works. The Adviser believes that companies relevant to this theme are those that rely on or benefit from the development of new products or services, technological improvements and advancements in scientific research relating to the areas of genomics; innovation in automation and manufacturing, transportation, energy, artificial intelligence and materials; the increased use of shared technology, infrastructure and services; and technologies that make financial services more efficient. The Underlying ETF is classified as a “non-diversified” investment company under the Investment Company Act of 1940, which means that it may invest a high percentage of its assets in a limited number of issuers.

Principal Risks

The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund.

Principal Risks Applicable to All Funds

Authorized Participants Concentration Risk.    The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”) on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value (“NAV”).

Clearing Member Default Risk.  Transactions in certain options such as FLEX Options and listed options are required to be centrally cleared (“cleared options”). In a transaction involving cleared options, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared options through accounts at clearing members. In cleared options positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Margin requirements are set by the OCC and the Fund’s clearing member and generally may be increased at any time. Margin requirements could increase significantly during periods of volatility or market disruptions, and the Fund may be forced to sell assets at a disadvantageous time or price to meet such margin calls, which could negatively impact the Fund’s performance. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Communications Sector Risk.    The Underlying ETF will be more affected by the performance of the communications sector than a fund with less exposure to such sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Risk.    The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Currency Risk.    Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. A strong U.S. dollar relative to other currencies will adversely affect the value of the Underlying ETF’s investments denominated in those other currencies.

Cyber Security Risk.  As the use of internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events from external or internal sources that may cause the Fund to lose proprietary information, suffer data corruption, lose operational capacity, or result in unauthorized access to confidential information. Such events could prevent the Fund from engaging in normal business activities and cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve, among other things, unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, ransomware attacks that impair the Fund’s ability to access its data or systems until a ransom is paid, or denial-of-service attacks that make network services unavailable to intended users. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. In addition, cyber security breaches of the Fund’s third-party service providers, such as its adviser, administrator, transfer agent or custodian, the Fund’s trading counterparties, and issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Cyber security breaches experienced by an issuer in which the Fund invests can also impact the value of the Fund’s investment in that issuer. While the Funds have established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of their third-party service providers, trading counterparties, or issuers.

Depositary Receipts Risk.    Depositary receipts generally involve similar risks to those associated with investments in foreign securities. Depositary receipts are securities that are typically issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign securities. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock underlying unsponsored depositary receipts are not obligated to disclose material information in the United States. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Underlying ETF and may negatively impact the Underlying ETF’s performance.

Derivatives Risk.    Derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These include credit risk, liquidity risk, management risk and leverage risk. Derivative products are highly specialized instruments that require an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund’s investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly. The failure of another party to a derivative to comply with the terms may cause the Fund to incur a loss. The credit risk for exchange-traded or centrally cleared derivatives is generally less than for privately negotiated derivatives through the interposition of a clearinghouse to the exchange-traded or centrally-cleared derivative trade, which provides a guarantee of performance. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

Disruptive Innovation Risk.  Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Underlying ETF may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

Emerging Market Securities Risk.    Investment in securities (including depositary receipts) of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased social, economic, political, regulatory, or other uncertainties. These risks include: smaller market capitalization of and less liquidity in securities markets, significant price volatility, restrictions on foreign investment and repatriation, greater social, economic and political uncertainty and instability, unstable governments, civil conflicts and war, more substantial governmental involvement in the economy, less governmental supervision and regulation, sanctions or other measures by the United States or other governments, higher transaction costs, unavailability of currency hedging techniques, less stringent investor protection standards, differences in accounting, auditing, financial reporting and recordkeeping standards, which may result in unavailability of material information about issuers and less developed legal systems. In addition, the Underlying ETF is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Underlying ETF may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. In addition, emerging markets may be particularly sensitive to future economic or political crises, which could lead to or exacerbate existing price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Emerging market currencies may experience significant declines against the U.S. dollar. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Underlying ETF to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in emerging markets.

Equity Securities Risk.    The value of the equity securities that the Underlying ETF holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of such securities participate or factors relating to specific companies in which the Underlying ETF invests. An unfavorable earnings report or a failure to make anticipated dividend payments by an issuer whose securities are held by the Underlying ETF may affect the value of the Underlying ETF’s investment. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Underlying ETF’s equity investments.

•      Special Purpose Acquisition Companies (SPACs).    The Underlying ETF may invest in stocks of, warrants to purchase stock of, and other interests in SPACs or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Because SPACs and similar entities are so-called “blank check companies” and do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. An investment in a SPAC or similar entity is subject to a variety of risks, including that (i) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; (ii) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (iii) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (iv) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (v) the warrants or other rights with respect to the SPAC held by the Underlying ETF may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) the Underlying ETF may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (vii) an investment in an SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (viii) no or only a thinly traded market for shares of or interests in an SPAC may develop, leaving the Underlying ETF unable to sell its interest in an SPAC or to sell its interest only at a price below what the Underlying ETF believes is the SPAC interest’s intrinsic value; and (ix) the values of investments in SPACs may be highly volatile and may depreciate significantly over time. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

Expenses Risk.    You may invest in the Underlying ETF directly. By investing in the Underlying ETF indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying ETF (including operating costs and investment management fees), but also expenses of the Fund.

Financial Technology Risk.    Companies that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. Fintech Innovation Companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Laws generally vary by country, creating some challenges to achieving scale. A Fintech Innovation Company may not currently derive any revenue, and there is no assurance that such company will derive any revenue from innovative technologies in the future. Additionally, Fintech Innovation Companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks, increased regulatory oversight and disruptions in the technology they depend on.

FLEX Options Risk.    The Fund utilizes FLEX Options guaranteed for settlement by the OCC, and they each bear the risk that the OCC will be unable or unwilling to fulfill its obligations under the FLEX Options contracts, which is a form of counterparty risk. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. Terminating the FLEX Options in a less liquid market may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, in such a market, the liquidation of a large number of options may significantly impact the price. The Fund may experience substantial downside from certain FLEX Option positions, and FLEX Option positions may expire worthless.

The value of the FLEX Options will be affected by, among others, changes in the value of the Underlying ETF, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time until the FLEX Options expire. During periods of reduced market liquidity or in the absence of readily available market quotations, or when there is reduced availability of reliable objective pricing data for the FLEX Options, the ability of the Fund to value the FLEX Options may become more difficult. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Underlying ETF (although they generally move in the same direction). Due to the cost of the options used by the Fund and other Fund fees and expenses, the correlation of the Fund’s performance to that of the Underlying ETF is expected to be less than if the Fund solely invested directly in the Underlying ETF (i.e., without using options), and could be substantially less. Prior to the expiration date, the value of the FLEX Options will be determined based upon the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the value of the Underlying ETF, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF, and it is possible they may move in different directions. As a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF. Similarly, the components of the option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period.

Foreign Securities Risk.    Investment in the securities of foreign issuers involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because many foreign securities markets may be limited in size, the prices of securities that trade in such markets may be influenced by large traders. Certain foreign markets that have historically been considered relatively stable may become volatile in response to changed conditions or new developments. Increased interconnectivity of world economies and financial markets increases the possibility that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information may be available or reliable. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Underlying ETF’s ability to invest in foreign securities or may prevent the Underlying ETF from repatriating its investments. In addition, the Underlying ETF may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute shareholder communications.

Certain issuers located in foreign countries in which the Underlying ETF may invest may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Underlying ETF, as an investor in such issuers, will be indirectly subject to those risks. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. These types of measures may include, but are not limited to, banning a sanctioned country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities, or persons. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country or companies located in or economically tied to the sanctioned country, devaluation of the sanctioned country’s currency, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the

Underlying ETF from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Underlying ETF’s liquidity and performance.

Securities registration, custody, and settlement may in some instances be subject to delays and legal and administrative uncertainties. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Underlying ETF. Because of these restrictions, the Underlying ETF may invest in entities that provide economic exposure to specific foreign issuers through contractual arrangements, but do not provide the entities or the Underlying ETF with ownership interests in those foreign issuers. Changes in law or regulation could significantly harm the value of the Underlying ETF’s investments in such entities. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Underlying ETF also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment.

Future Expected Genomic Business Risk.    The Adviser may invest some of the Underlying ETF’s assets in Genomics Revolution Companies that do not currently derive a substantial portion of their current revenues from genomic-focused businesses and there is no assurance that any company will do so in the future, which may adversely affect the ability of the Underlying ETF to achieve its investment objective.

Health Care Sector Risk.    The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are: (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability; (ii) subject to extensive litigation based on product liability and similar claims; and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. In addition, issuers in the health care sector include issuers having their principal activities in the biotechnology industry, medical laboratories and research, drug laboratories and research and drug manufacturers, which have the additional risks described below.

•      Biotechnology Company Risk.  A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the U.S. Food and Drug Administration, the U.S. Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

•      Pharmaceutical Company Risk.    Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Information Technology Sector Risk.  The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

•      Internet Company Risk.    Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.

•      Semiconductor Company Risk.    Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

•      Software Industry Risk.    The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

International Closed-Market Trading Risk.  Because certain of the Underlying ETF’s underlying securities trade on an exchange that is closed when the securities exchange on which Underlying ETF shares list and trade is open, there are likely to be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), likely resulting in premiums or discounts to NAV that may be greater than those experienced by ETFs that do not invest in foreign securities.

Investments in Affiliated Underlying Funds.    The investments of the Fund will be concentrated in the Underlying ETF subject to limitations and/or conditions prescribed by the Investment Company Act. The Investment Adviser is compensated by the Fund and the Underlying ETF for advisory services provided. The portfolio managers may also be subject to conflicts of interest in allocating Fund assets to the Underlying ETF because the Fund’s portfolio management team may also manage the Underlying ETF. The Trustees and officers of ARK ETF Trust (the “Trust”) may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying ETF, for which the Adviser serves as investment adviser. In addition, the Investment Adviser’s authority to allocate investments among affiliated and unaffiliated investment companies creates conflicts of interest. For example, investing in affiliated investment companies could cause the Fund to incur higher fees and may cause the Investment Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or affiliated investment companies.

Investment Objective and Outcomes Risk.    There is no guarantee that the Fund will succeed in its attempt to achieve its investment objective and/or its strategy to limit the Fund’s exposure to losses in the Underlying ETF’s share price to no more than 50% of the Fund’s NAV during the Outcome Period. An investor could lose some or all of their investment in the Fund. Circumstances under which the Fund might not achieve its objective and/or its strategy to limit the Fund’s exposure to losses in the Underlying ETF’s share price to no more than 50% of the Fund’s NAV during the Outcome Period include, but are not limited to: (i) if the Fund disposes of FLEX Options; (ii) if the Fund is unable to maintain the intended proportional relationship based on the number of FLEX Options in the Fund’s portfolio; (iii) significant accrual of Fund expenses in connection with effecting the Fund’s investment strategy; (iv) losses resulting from the Fund’s investment strategy; or (v) adverse tax law changes affecting the treatment of FLEX Options.

Issuer Risk.    Because the Underlying ETF may invest in a limited number of issuers, it is subject to the risk that the value of the Underlying ETF’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. A change in the financial condition, market perception or credit rating of an issuer of securities included in the Underlying ETF’s portfolio may cause the value of its securities to decline.

Large-Capitalization Companies Risk.  Large-capitalization companies tend to go in and out of favor based on market and economic conditions. Large-capitalization companies generally are less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of large capitalization companies may not rise as much as that of smaller-capitalization companies.

Leverage Risk.    To the extent that the Fund borrows money, it may be leveraged. Additionally, certain transactions in which the Fund is permitted to engage may present leverage risk. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities. Leveraging may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leveraging, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

Limited Loss Risk.  The Fund’s strategy reduces downside exposure by half relative to the Underlying ETF. There is no guarantee that the Fund will be successful in its strategy to limit the Fund’s exposure to losses in the Underlying ETF’s share price to no more than 50% of the Fund’s NAV during the Outcome Period. In the event an investor purchases shares after the commencement of the Outcome Period or redeems shares prior to the end of the Outcome Period, the investor may not fully participate in the share price gains of the Underlying ETF beyond the Hurdle to which the Fund seeks to provide exposure. The Fund does not provide principal protection and an investor may incur significant losses on their investment, including the potential loss of their entire investment.

Liquidity Risk.    The Fund may invest in securities or instruments that trade in lower volumes, that are less liquid than other investments and/or that may become illiquid or less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s value.

Illiquidity can be caused by a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale. Additionally, the secondary market for ELNs may be limited, affecting their liquidity and valuation. To the extent the Fund engages in cash redemptions, then liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, a redemption request by a large shareholder (such as a seed investor) or other reasons. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests.

Liquidity Risk — Listed Options.    There is no guarantee that a liquid secondary trading market will exist for the listed options, including FLEX Options, in which the Fund may invest. The trading in such listed options may be less deep and liquid than the market for certain other exchange traded option contracts. In a less liquid market for the listed options terminating the listed options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of listed options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its listed option positions. A less liquid trading market may adversely impact the value of the listed options and the value of your investment.

Management Risk.    As actively-managed ETFs, the Funds are subject to management risk. In managing the Funds, the Adviser applies investment strategies, techniques and analyses in making investment decisions for the Funds, but there can be no guarantee that these actions will produce the intended results. The ability of the Adviser or Sub-Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser or Sub-Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

Margin Requirements Risk.    The Fund’s positions in listed options, including FLEX Options, on the Underlying ETF are subject to initial and maintenance margin requirements that will require the Fund to pledge assets to collateralize the Fund’s exposure under the options. Margin requirements may increase based on various market conditions, including the volatility or market price of the options or the Underlying ETF. If margin requirements increase, the Fund may be required to sell its investments to meet its margin posting obligations.

Market Risk.  The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments, and those of the Underlying

ETF, may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, and infectious disease epidemics or pandemics.

For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Fund and/or the Underlying ETF invests. The effects of such pandemics to public health and business and market conditions, including exchange trading suspensions and closures may have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to a pandemic that affect the instruments in which the Fund invests and the Underlying ETF in ways that could have a significant negative impact on the Fund’s investment performance.

Market Trading Risk.    The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for Shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in Shares trading at a significant premium or discount to their NAV. The NAV of Shares will fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will fluctuate in accordance with changes in their NAV and supply and demand on an Exchange. The Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities in the Fund’s portfolio trading individually or in the aggregate at any point in time. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. Any of these factors, discussed above and further below, may lead to Shares trading at a premium or discount to the Fund’s NAV.

While Shares are listed on an exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV. The Funds’ distributor does not maintain a secondary market in the Shares. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming directly with the Fund.

Decisions by market makers or APs to reduce their role or “step away” from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund Shares trading at a price which differs materially from NAV and also in greater than normal intraday bid/ask spreads for Fund Shares.

Micro-Capitalization Companies Risk.  Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. In addition, because these companies are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning their securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, regardless of whether the perceptions are based on fundamental analysis, can decrease the value and liquidity of securities held by the Underlying ETF.

New Fund Risk.    There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of the Fund can be initiated without shareholder approval. As a result, the timing of the Fund’s liquidation may not be favorable.

Next Generation Internet Companies Risk.    The risks described below apply, in particular, to the Underlying ETF’s investment in Next Generation Internet Companies.

•      Internet Information Provider Company Risk.    Internet information provider companies provide Internet navigation services and reference guide information and publish, provide or present proprietary advertising and/or third party content. Such companies often derive a large portion of their revenues from advertising, and a reduction in spending by or loss of advertisers could seriously harm their business. This business is rapidly evolving and intensely competitive, and is subject to changing technologies, shifting user needs, and frequent introductions of new products and services. The research and development of new, technologically advanced products is a complex and uncertain process requiring high levels of innovation and investment, as well as the accurate anticipation of technology, market trends and consumer needs. The number of people who access the Internet is increasing dramatically and a failure to attract and retain a substantial number of such users to a company’s products and services or to develop products and technologies that are more compatible with alternative devices, could adversely affect operating results. Concerns regarding a company’s products, services or processes that may compromise the privacy of users or other privacy related matters, even if unfounded, could damage a company’s reputation and adversely affect operating results.

•      Catalog and Mail Order House Company Risk.  Catalog and mail order house companies may be exposed to significant inventory risks that may adversely affect operating results due to, among other factors: seasonality, new product launches, rapid changes in product cycles and pricing, defective merchandise, changes in consumer demand and consumer spending patterns, or changes in consumer tastes with respect to products. Demand for products can change significantly between the time inventory or components are ordered and the date of sale. The acquisition of certain types of inventory or components may require significant lead-time and prepayment and they may not be returnable. Failure to adequately predict customer demand or otherwise optimize and operate distribution centers could result in excess or insufficient inventory or distribution capacity, result in increased costs, impairment charges, or both. The business of catalog and mail order house companies can be highly seasonal and failure to stock or restock popular products in sufficient amounts during high demand periods could significantly affect revenue and future growth. Increased website traffic during peak periods could cause system interruptions which may reduce the volume of goods sold and the attractiveness of a company’s products and services.

Non-Diversified Risk.  Investment companies are classified as either “diversified” or “non-diversified” under the 1940 Act. Each Fund is classified as a “non-diversified” investment company under the 1940 Act, although each is diversified for Internal Revenue Code purposes. An investment company classified as “diversified” under the 1940 Act is subject to certain limitations with respect to the value of the company’s assets invested in particular issuers. As a non-diversified investment company, each Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on a Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk.    The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties (including the advisers, managers, administrators and other service providers to the Underlying ETF) and failed or inadequate processes and technology or system failures, including those relating to the Underlying ETF. Additionally, the success of the Fund will depend in part upon the skill and expertise of certain personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

Option Writing Risk.    The Funds invest in options that derive their performance from the performance of the Underlying ETF. Writing and buying options are speculative activities and entail investment exposures that are greater than their cost would suggest, meaning that a small investment in an option could have a substantial impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the Underlying ETF, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call or put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above or below, respectively, the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). The Fund’s use of options, due to the cost of the options, will reduce the Fund’s ability to get returns equal to the Underlying ETF. This means that if the Underlying ETF experiences gains for an Outcome Period, the Fund will not benefit to the same extent from those gains. In addition, if the price of the underlying asset of an option is above the strike price of a written call option or below the strike price for a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund invests in options that derive their performance from the performance of the Underlying ETF and can be volatile and involve various types and degrees of risks. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of the Underlying ETF or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market.

Other Investment Companies Risk.    In addition to investing in options, the Fund invests in the Underlying ETF, which is another investment company. Accordingly, shareholders will bear not only their proportionate share of the Fund’s expenses, but also, indirectly, the similar expenses of the Underlying ETF. Shareholders would also be exposed to the risks associated not only with the Fund, but also with the portfolio investments of the Underlying ETF. The underlying securities in the Underlying ETF may not follow the price movements of the industry or sector the Underlying ETF is designed to track. Trading in the Underlying ETF may be halted if the trading in one or more of the Underlying ETF’s underlying securities is halted, which could result in the Underlying ETF being more volatile.

Outcome Period Risk.  The Fund’s investment strategy is designed to deliver targeted outcomes that may only be realized if Fund shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. In addition, the participation rate may change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods, although the Hurdle strike price is set at 5% over the Underlying ETF’s share price at the beginning of each Outcome Period. This means that the net asset value of the Fund will not increase until the Underlying ETF’s share price exceeds 105% of the Underlying ETF’s share price at the beginning of the Outcome Period plus the Fund’s fees and expenses and when the share price of the Underlying

ETF declines the Fund’s returns will be further reduced by the Fund’s fees and expenses. The Hurdle and downside participation offset are established prior to taking into account the Fund’s fees and expenses reflected in the “Fund Fees and Expenses” Table annualized over each Outcome Period. Accordingly, the Fund’s returns will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. As a result, the performance of the Fund over an Outcome period will be reduced by these fees and expenses. If an investor purchases shares after the Outcome Period starts or sell their shares before the Outcome Period ends, they may receive a very different return based on the Fund’s current value. Investors purchasing shares of the Fund after the Outcome Period begins can see their expected Outcome until the end of the period by visiting the https://www.ark-funds.com.

Position Limits Risk.    The options exchanges have established limits on the maximum number of puts and calls covering the same underlying security that may be held or written by a single investor or group of investors acting in concert or under common control (regardless of whether the options are purchased or written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). These are referred to as “position limits.” The position limit applicable to a particular option class is determined by the options exchange based on the number of shares outstanding and trading volume of the security underlying the option. The rules of the options markets generally limit the maximum number of options on the same side of the market (i.e., calls held plus puts written, or puts held plus calls written) with respect to a single underlying interest that may be carried in the accounts of a single investor or group of investors acting in concert. An options market may require that positions in certain listed options or FLEX Options be aggregated with positions in certain other options for purposes of calculating position limits.

The clearing members that clear the Fund’s listed option positions are required to monitor and report the Fund’s positions to the options exchanges and may be required to liquidate positions in excess of these limits. Failure to comply with position limits may result in the imposition of fines and other sanctions by the options exchanges.

Even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Advisor and its affiliates may be aggregated. Therefore, the trading decisions of the Advisor may have to be modified and positions held by the Fund liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund and prevent the Fund from achieving its investment objective. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s investment strategy.

Sector Risk.    The Underlying ETF may, from time to time, invest more heavily in companies in a particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on the Underlying ETF’s performance than if the Underlying ETF held a broader range of investments.

Shareholder Risk.    Certain shareholders, including other funds advised by the Adviser or the Sub-Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment. Redemptions by shareholders could have a negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on an exchange and may, therefore, have a material effect on the market price of the Shares.

Small- and Medium-Capitalization Companies Risk.  The Underlying ETF may invest in small- and medium-capitalization companies and, therefore, will be subject to certain risks associated with small- and medium-capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. Small- and medium-capitalization companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger capitalization companies.

Trading Issues.    Trading in Shares on an Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. If a trading halt or unanticipated early closing of the Exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    Certain aspects of the tax treatment of derivative instruments are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. The federal income tax treatment of a derivative may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

Additional Risks

Rights and Warrants Risk.    Rights and warrants are option securities permitting their holders to subscribe for other securities. Rights and warrants do not represent an ownership interest in an issuer or carry with them dividend or voting rights with respect to the underlying securities. Investment in rights and warrants may thus be considered more speculative than certain other types of investments. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and ceases to have value if it is not exercised prior to expiration.

Temporary Defensive Strategy Risk.    When the Fund pursues a temporary defensive strategy inconsistent with its principal investment strategies, it may not achieve its investment objective.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUNDS

Investment Adviser.    ARK Investment Management LLC, located at 200 Central Avenue, Suite 220, St. Petersburg, Florida 33701, serves as the Funds’ investment adviser. The Adviser registered with the SEC in January 2014. Under the terms of an investment advisory agreement between the Trust and the Adviser with respect to the Fund (“Advisory Agreement”), the Adviser serves as the adviser to the Fund, subject to the general supervision of the Board, and is responsible for the day-to-day investment management of the Fund.

The Adviser’s duties as adviser to the Fund include furnishing a continuous investment program for the Funds and determining what investments or securities will be purchased, held or sold.

Pursuant to a supervision agreement between the Trust and the Adviser with respect to the Fund (“Supervision Agreement”), and subject to the general supervision of the Board, the Adviser provides or causes to be furnished, all supervisory and other services reasonably necessary for the operation of the Fund and also bears the costs of various third-party services required by the Funds, including administration, certain custody, audit, legal, transfer agency, and printing costs. The Supervision Agreement also requires the Adviser to provide investment advisory services to the Funds pursuant to the Advisory Agreement.

The Fund pays the Adviser a fee (“Management Fee”) in return for providing investment advisory and supervisory services under a comprehensive structure. The Fund will pay a monthly Management Fee to the Adviser at an annual rate (stated as a percentage of the average daily net assets of the Fund) as follows:

Fund	Management Fee
ARK DIET Q1 Buffer ETF	0.69%
ARK DIET Q2 Buffer ETF	0.69%
ARK DIET Q3 Buffer ETF	0.69%
ARK DIET Q4 Buffer ETF	0.69%

In addition, the Fund bears other fees and expenses that are not covered by the Supervision Agreement, which may vary and will affect the total expense ratio of the Fund, such as acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

The Adviser has voluntarily agreed to waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated fund(s) in which the Fund invests. The fee waiver arrangement will continue for at least one year from the date of this Prospectus and, prior to such date, the Adviser may not terminate the arrangements without the approval of the Board of Trustees. The management fee waiver may be modified or terminated by the Adviser at its discretion and without shareholder approval after such date, although the Adviser does not presently intend to do so.

In addition to the management fee waiver described above, the Investment Adviser may waive an additional portion of its management fee, from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements that may be in place at such time.

A discussion regarding the Board’s approval of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund will be available in the Trust’s Form N-CSR for the Fund after commencement of operations for the fiscal year ended July 31.

The Adviser and the Fund have applied to the Securities and Exchange Commission (“SEC”) for an exemptive order that would permit the Adviser to have the ultimate responsibility, subject to oversight by the Fund’s Board of Trustees, to oversee the Sub-Adviser and recommend their hiring, termination and replacement, and permit the Fund to enter into and amend sub-advisory agreements with sub-advisers, without the approval of the Fund’s shareholders. The initial shareholder of the Fund approved the Fund’s operation in this manner and reliance by the Fund on this exemptive order if it is approved and the Fund intends to rely on the requested order if granted. Contingent upon approval of a separate exemptive order that the Fund and the Adviser are seeking from the SEC, the Board of Trustees may enter into a new sub-advisory agreement or materially amend an existing sub-advisory agreement with a Sub-Adviser at a meeting that is not in person, subject to certain conditions, including that the Board of Trustees are be able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting.

Sub-Adviser:

Milliman.    Milliman Financial Risk Management LLC, a Delaware limited liability company located at 71 S. Wacker Dr., 31st Floor, Chicago, IL 60606, serves as the Sub-Adviser for the Fund. Milliman, subject to the oversight of the Board, provides an investment management program for the Fund and manages the day-to-day investment of the Funds’ assets. Milliman also arranges for transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. An SEC-registered investment adviser since 2011, Milliman is a wholly-owned subsidiary of Milliman, Inc.

Administrator, Custodian and Transfer Agent.    The Bank of New York Mellon is the administrator for the Funds (“Administrator”), is the custodian of the Funds’ assets and provides transfer agency, fund accounting and various administrative services to the Funds. The Administrator is responsible for providing certain operational, clerical, recordkeeping and/or bookkeeping services for the Funds.

Distributor.    Foreside Fund Services, LLC is the distributor of the Shares of the Funds. The Distributor will not distribute Shares in less than Creation Units, and does not maintain a secondary market in Shares. The Shares are expected to be traded in the secondary market.

Portfolio Managers.    Catherine D. Wood serves as Chief Investment Officer of the Adviser and Portfolio Manager of the Funds. Having completed 12 years at AllianceBernstein LP, Ms. Wood founded ARK Investment Management LLC and registered the firm with the SEC in January 2014. At AllianceBernstein LP, Ms. Wood was Chief Investment Officer of Global Thematic Strategies, with $5 billion in assets under management. Ms. Wood joined Alliance Capital in 2001 from Tupelo Capital Management. Prior to that, Ms. Wood worked for 18 years with Jennison Associates as Chief Economist, Equity Research Analyst, Portfolio Manager and Director. Ms. Wood received her B.S., summa cum laude, in Finance and Economics from the University of Southern California in 1981.

Maria Schiopu, CFA, serves as portfolio manager for the Funds. Ms. Schiopu joined Milliman in 2013 and is Senior Director — Head of Portfolio Management with Milliman. Ms. Schiopu holds a B.A. in Mathematics from Northwestern University. She is a Chartered Financial Analyst (CFA) Charterholder.

Jeff Greco, FRM, serves as a portfolio manager for the Funds. Mr. Greco joined Milliman in 2012 and is Senior Director — Head of Strategy Research with Milliman. Prior to joining Milliman, Mr. Greco was a risk management professional at Citadel LLC. He also serves as an adjunct professor for the University of Chicago’s Financial Mathematics graduate program. Mr. Greco holds a B.S. and M.S. in mathematics from Carnegie Mellon University and a M.S. in applied mathematics from the University of Chicago.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

The NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the Management Fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is determined each business day as of the close of trading (ordinarily 4:00 p.m., Eastern time) on the NYSE. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

The values of the Fund’s portfolio securities that have readily available market quotations will be based on market prices. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Price information on listed securities will be taken from the exchange where the security is primarily traded. With respect to portfolio securities that do not have readily available market quotations, or where such market quotations are not reliable, and with respect to portfolio instruments that are not securities, the Board has designated the Adviser as valuation designee (“Valuation Designee”) pursuant to Rule 2a-5(b) to perform the fair value determination relating to all such Fund investments. In its role as Valuation Designee, the Adviser is responsible for, among other things, carrying out the functions and Board reporting obligations set forth in Rule 2a-5.

As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. If the Valuation Designee Determines that fair valuation would be appropriate and would result in a measurement that is equally or more representative of fair value or is required, the Valuation Designee may value the security or asset based on its consideration of one or more of a proscribed set of factors, to the extent relevant and available under the circumstance. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security may be materially different than the value that could be realized upon the sale of the security.

In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events( which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A significant event is an event that will, with a reasonably high probability, materially affect the value of a security since the closing price of the security was established on an exchange or market, but before the Fund’s NAV calculation. Significant events may relate to a single issuer, multiple issuers or to an entire market sector. Significant events generally would be those that are readily ascertainable in the ordinary course of business.

The Valuation Designee may also utilize one or more Pricing Services to assist in determining a fair value for a security or asset, and may obtain the assistance of others, including, without limitation, the Funds’ accounting agent and an outside independent pricing services in fulfilling its responsibilities. Prices obtained by an outside independent pricing service will use information provided by market makers or estimates of market values obtained from data related to investments or securities with similar characteristics. For assets such as exchange-traded options, the Funds will determine market values based upon quotations from exchanges and/or market makers.

Buying and Selling Shares

The Shares of the Funds have been approved for listing on the Cboe. If you buy or sell Shares in the secondary market, you will incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. In times of severe market disruption or low trading volume in the Fund’s Shares, this spread can increase significantly. It is anticipated that Shares will trade in the secondary market at prices that may differ to varying degrees from the NAV of Shares. During periods of disruptions to creations and redemptions or the existence of extreme market volatility, the market prices of Shares are more likely to differ significantly from Shares’ NAV.

The Depository Trust Company (“DTC”) serves as securities depository for Shares. The Shares may be held only in book-entry form; stock certificates will not be issued. DTC, or its nominee, is the record or registered owner of all outstanding Shares. Beneficial ownership of Shares will be shown on the records of DTC or its participants. Beneficial owners of Shares are not considered the registered holder thereof and are subject to the same restrictions and procedures as any beneficial owner of stocks held in book-entry or “street name” form. For more information, see the section entitled “Book Entry Only System” in the Funds’ SAI.

The Exchange is open for trading Monday through Friday and are closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Because non-U.S. exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares.

Distribution and Service Plan

The Board has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees in connection with the sale and distribution of their Shares and pay service fees in connection with the provision of ongoing services to shareholders.

No Rule 12b-1 fees are currently paid by any Fund, and there are no current plans to impose these fees. In addition, no such fees may be paid in the future without further approval by the Board. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing shares subject to distribution and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the Financial Industry Regulatory Authority. The net income attributable to the shares of the Fund will be reduced by the amount of distribution and service fees and other expenses of the Fund.

Dividends and Distributions

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes. Each shareholder of the Fund is entitled to its share of the Fund’s distributions of net investment income and net realized capital gains on its investments. The Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

The Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, are typically passed along to Fund shareholders as dividends from net investment income. The Fund realizes capital gains or losses whenever it sells securities. Net realized capital gains are distributed to shareholders as “capital gain distributions.” Distributions from the Fund’s net investment income, including net short-term capital gains, if any, are taxable to shareholders as ordinary income. Any long-term capital gains distributions a shareholder receives from the Fund are taxable as long-term capital gain.

Net investment income, if any, and net capital gains, if any, are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code. In addition, the Fund may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Fund owned the underlying investment securities for the entire dividend period. If the Fund so elects, some portion of each distribution may result in a return of capital, which, for tax purposes, is treated as a return of a shareholder’s investment in Shares.

Distributions in cash may be reinvested automatically in additional Shares of the Fund only if the broker through whom you purchased Shares makes such option available.

Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

At the time you purchase your Fund Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Consequences

General.    As with any investment, you should consider how your Fund investment will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund, including the possible application of foreign, state and local taxes. Unless your investment in the Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when: (i) the Fund makes distributions, (ii) you sell Shares in the secondary market or (iii) you create or redeem Creation Units.

Taxes on Distributions.    As noted above, the Fund expects to distribute net investment income, if any, at least annually, and any net realized long-term or short-term capital gains, if any, annually. The Fund may also pay a special distribution at any time to comply with U.S. federal tax requirements.

Distributions from the Fund’s net investment income, including any net short-term gains, are generally taxable to you as ordinary income. In general, your distributions are subject to U.S. federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund. Whether distributions of capital gains represent long-term or short-term capital gains is determined by how long the Fund owned the investments that generated them, rather than how long you have owned your Shares. Distributions of net short-term capital gains in excess of net long-term capital losses, if any, are generally taxable as ordinary income. Distributions of net long-term capital gains in excess of net short-term capital losses, if any, that are properly reported as capital gain dividends are generally taxable as long-term capital gains. Long-term capital gains of non-corporate shareholders are generally taxable at a maximum rate of 15% or 20%, depending on whether the shareholder’s income exceeds certain threshold amounts.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in Shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Shares. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

The Fund’s transactions in derivatives (such as options) will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to you. The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.

Dividends, interest and gains from non-U.S. investments of the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may, in some cases, reduce or eliminate such taxes.

Non-U.S. Investors.    Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax on income dividends paid by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Information about a shareholder in the Fund may be disclosed to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide appropriate certifications or other documentation concerning its status under FATCA.

Non-U.S. shareholders are advised to consult their tax advisors with respect to the particular tax consequences to them of an investment in the Funds, including the possible applicability of the U.S. estate tax.

Backup Withholding.    The Fund may be required to withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number or otherwise established a basis for exemption from backup withholding. The backup withholding rate for individuals is currently 24%. This is not an additional tax and may be refunded, or credited against your U.S. federal income tax liability, provided certain required information is furnished to the Internal Revenue Service.

Taxes on the Sale or Cash Redemption of Exchange Listed Shares.    Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares. The ability to deduct capital losses may be limited. To the extent that the Fund shareholder’s Shares are redeemed for cash, this is normally treated as a sale for tax purposes.

Your financial intermediary will be required to report to you and the Internal Revenue Service annually on Form 1099-B not only the gross proceeds of Shares you sell or redeem but also their cost basis. You should consult with your tax advisors to determine the appropriate cost basis method for your tax situation and to obtain more information about the cost basis reporting rules.

Taxes on Creations and Redemptions of Creation Units.    A person who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the amount of any cash paid for such Creation Units. A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of primarily securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units or redeeming Creation Units should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible and the tax treatment of any creation or redemption transaction.

Under current U.S. federal income tax laws, any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if Shares (or securities surrendered) have been held for more than one year and as a short-term capital gain or loss if Shares (or securities surrendered) have been held for one year or less.

If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you created or sold and at what price.

Medicare Tax.    An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The foregoing discussion summarizes some of the consequences under current U.S. federal income tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your own tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.

Frequent Purchases and Redemptions of Fund Shares

The Board has evaluated the risks of frequent purchases and redemptions of Fund shares (“market timing”) activities by the Fund’s shareholders. The Board noted that Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains.

With respect to trades directly with the Fund, to the extent effected in-kind, those trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent that the Trust allows or requires trades to be effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that Shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. The Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares.

TAX-ADVANTAGED PRODUCT STRUCTURE

Unlike many conventional mutual funds which are only bought and sold at closing NAVs, Shares of the Fund have been designed to be tradable in a secondary market on an intra-day basis and to be created and redeemed principally or partially in-kind in Creation Units at each day’s market close. These in-kind arrangements are designed to mitigate adverse effects on the Fund’s portfolio that could arise from frequent cash purchase and redemption transactions that affect the NAV of the Fund. Moreover, in contrast to conventional mutual funds, where frequent redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities which, in turn, may generate taxable gain, the in-kind redemption mechanism of the Fund, to the extent used, generally is not expected to lead to a tax event for the Fund or its ongoing shareholders.

FINANCIAL HIGHLIGHTS

As of the date of this prospectus, the Funds had not yet commenced operations and, therefore, do not have financial information to report.

PREMIUM/DISCOUNT INFORMATION

As of the date of this prospectus, the Funds had not yet commenced operations and, therefore, do not have information about the differences between the Fund’s daily market price on the Exchange and its NAV. Information regarding how often the Fund’s Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the Fund’s NAV during the most recently completed calendar year and the most recently completed calendar quarter(s) since that year (or, if shorter, the period during which the Fund has been in operation), when available, can be found at http://ark-funds.com.

GENERAL INFORMATION

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (“Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a broker-dealer is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an Exchange member in connection with a sale on either Exchange is satisfied by the fact that the prospectus is available at each Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an Exchange.

In addition, certain affiliates of the Funds and the Adviser may purchase and resell Fund Shares pursuant to this prospectus.

Other Information

The Trust was organized as a Delaware statutory trust on June 7, 2013. Its Declaration of Trust currently permits the Trust to issue an unlimited number of Shares of beneficial interest. If shareholders are required to vote on any matters, each Share outstanding would be entitled to one vote. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the Funds’ SAI for more information concerning the Trust’s form of organization.

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Funds. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Fund.

An AP that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

Dechert LLP serves as counsel to the Trust, including the Fund.

Sullivan & Worcester LLP serves as independent counsel to the independent trustees.

Ernst & Young LLP serves as the Trust’s independent registered public accounting firm and will audit the Fund’s financial statements annually.

OTHER INFORMATION

This prospectus does not contain all the information included in the registration statement filed with the SEC with respect to the Funds. The Funds’ registration statement, including this prospectus, the Funds’ SAI and the exhibits may be examined at the offices of the SEC (100 F Street, NE, Washington, DC 20549) or on the EDGAR database at the SEC’s website (http://www.sec.gov), and copies may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. These documents and other information concerning the Trust also may be inspected at the offices of Foreside Fund Services, LLC at Three Canal Plaza, Suite 100, Portland, Maine 04101 or by calling 855-406-1506.

The SAI for the Funds, which has been filed with the SEC, provides more information about the Funds. The Funds’ SAI is incorporated herein by reference and is legally part of this prospectus. Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, when available, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. The SAI and the Funds’ annual and semi-annual reports may be obtained without charge by visiting the Funds’ website at http://ark-funds.com/investor-resources, writing to the Funds at c/o ARK Investment Management LLC, 200 Central Avenue, Suite 220, St. Petersburg, Florida 33701 or by calling (727) 810-8160.

Investment Company Act File No. 811-22883

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